SEMI-ANNUAL REPORT

AS OF JUNE 30, 1999






                           PACIFIC INNOVATIONS TRUST








                                Not FDIC Insured

Dear Shareholders:

     We are pleased to share with you the semi-annual report, dated June 30, 1999, for the Pacific Innovations Trust, which is the underlying fund for Pacific Innovations Variable Annuity (both "Pacific Innovations"). Administered by Pacific Life Insurance Company, Pacific Innovations is a flexible premium deferred variable annuity contract for individuals as well as certain tax-qualified retirement plans.

     In addition to a Fixed Investment Option, seven Variable Investment Options are currently available, each one investing in shares of a corresponding Fund of the Pacific Innovations Trust. Five of the Funds are advised by Bank of America:
Money Market Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund and Aggressive Growth Fund. Two other funds, the Managed Bond Fund and the International Fund, are sub-advised by Scudder Kemper Investments, Inc. and Wellington Management Company, LLP, respectively.

     Pacific Innovations finished the period with solid total returns in an environment that continued to be favorable to stocks and reasonable to fixed income securities. The broad U.S. stock market gained 12.38% and 22.76% for the six and twelve months ended June 30, 1999, respectively. Intermediate-term U.S. bonds delivered total returns of (1.38%) and 3.13% for the six and twelve months, respectively. Overseas, where economic conditions are mixed, equity securities advanced 3.97% and 7.60% during the six and twelve month periods, respectively*.

     The U.S. securities market continues to benefit from moderate inflation, steady economic growth and wage increases that are offset by productivity gains. These conditions are favorable to business earnings and the performance of financial assets, especially equities. Year-over-year growth of corporate earnings have accelerated giving investors reason to be optimistic about further earnings.

     Since January, the fixed income market has been uncertain as to whether unemployment and strong domestic consumer demand would overheat the economy and interest rates have risen steadily. After raising interest rates at the end of June, the Federal Reserve Board adopted a neutral bias and is likely to await further economic data to indicate its next course of action.

     Thank you for your continued investment and support of Pacific Innovations. We look forward to continued growth for the remainder of 1999 and beyond.

Sincerely,

/s/ Cornelius Pings
Dr. Cornelius J. Pings

* As measured by the Standard & Poor's 500 Composite Stock Price Index; the Lehman Brothers Aggregate Bond Index; and the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index from 7/1/98 through 6/30/99. These indices are representative of the large capitalization U.S. equity, U.S. bond and International markets, respectively. Each index cannot be invested in directly.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                    MATURITY    PAR
                                      DATE     (000)      VALUE
                                      ----     -----      -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 71.6%
FANNIEMAE -- 21.3%
    FannieMae 5.48%...............  07/09/99   $   50   $   50,006
    FannieMae 8.45%...............  07/12/99      300      300,280
    FannieMae 5.52%...............  08/09/99       20       20,008
    FannieMae 6.35%...............  08/10/99      410      410,544
    FannieMae 8.55%...............  08/30/99       95       95,483
    FannieMae 7.23%...............  09/15/99       15       15,066
    FannieMae 6.02%...............  09/17/99      135      135,229
    FannieMae 6.14%...............  11/01/99      125      125,360
    FannieMae 8.35%...............  11/10/99       65       65,740
    FannieMae 4.78%...............  11/30/99       35       34,953
    FannieMae 5.74%...............  12/09/99      125      125,231
                                                        ----------
    TOTAL FANNIEMAE.........................             1,377,900
                                                        ----------
FEDERAL FARM CREDIT BANK -- 17.7%
    Federal Farm Credit Bank Bond
      4.77%.......................  07/01/99      550      550,000
    Federal Farm Credit Bank Bond
      8.65%.......................  10/01/99      317      319,753
    Federal Farm Credit Bank Bond
      6.18%.......................  06/27/00      200      200,678
    Federal Farm Credit Bank Note
      5.50%.......................  08/03/99       75       75,003
                                                        ----------
    TOTAL FEDERAL FARM CREDIT BANK..........             1,145,434
                                                        ----------
FEDERAL HOME LOAN BANK -- 17.0%
    Federal Home Loan Bank Note
      8.45%.......................  07/26/99       50       50,106
    Federal Home Loan Bank Note
      6.26%.......................  08/09/99      195      195,230
    Federal Home Loan Bank Note
      5.545%......................  08/17/99      335      335,124
    Federal Home Loan Bank Note
      8.60%.......................  08/25/99       35       35,172
    Federal Home Loan Bank
      Discount Note 6.15%.........  09/14/99       10        9,990
    Federal Home Loan Bank Note
      5.96%.......................  09/24/99       15       15,031
    Federal Home Loan Bank Note
      7.42%.......................  10/07/99       10       10,063
    Federal Home Loan Bank Note
      8.375%......................  10/25/99       60       60,628


                                    MATURITY    PAR
                                      DATE     (000)      VALUE
                                      ----     -----      -----
    Federal Home Loan Bank Note
      5.93%.......................  11/12/99   $   35   $   35,110
    Federal Home Loan Bank Note
      5.84%.......................  12/03/99       10       10,031
    Federal Home Loan Bank Note
      5.805%......................  12/06/99      100      100,325
    Federal Home Loan Bank Note
      5.88%.......................  12/17/99      100      100,385
    Federal Home Loan Bank Note
      7.92%.......................  12/23/99       10       10,136
    Federal Home Loan Bank Note
      5.745%......................  12/29/99       50       50,164
    Federal Home Loan Bank Note
      5.95%.......................  01/18/00       50       50,226
    Federal Home Loan Bank Note
      7.88%.......................  02/09/00       20       20,327
    Federal Home Loan Bank Note
      7.585%......................  02/10/00       10       10,137
                                                        ----------
    TOTAL FEDERAL HOME LOAN BANK............             1,098,185
                                                        ----------
FEDERAL HOME LOAN MORTGAGE CORP. -- 13.4%
    Federal Home Loan Mortgage
      Corp. Discount Note 4.75%...  07/06/99      326      325,785
    Federal Home Loan Mortgage
      Corp. Discount Note 5.00%...  07/09/99       25       24,972
    Federal Home Loan Mortgage
      Corp. Note 7.125%...........  07/21/99      210      210,244
    Federal Home Loan Mortgage
      Corp. Discount Note 4.95%...  08/13/99      300      298,226
    Federal Home Loan Mortgage
      Corp. Note 6.13%............  08/19/99       10       10,014
                                                        ----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.......               869,241
                                                        ----------
STUDENT LOAN MARKETING ASSOCIATION -- 2.2%
    Student Loan Marketing
      Association VR Medium Term
      Note 5.53%..................  07/16/99      140      140,022
                                                        ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $4,630,782).........................             4,630,782
                                                        ----------

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                    MATURITY    PAR
                                      DATE     (000)      VALUE
                                      ----     -----      -----
REPURCHASE AGREEMENTS -- 30.4%
HSBC Securities, Inc.
    5.05% dated 6/30/99,
    repurchase price $320,045
    (collateralized by $474,000
    FannieMae, 8.50%, 10/01/27,
    market value $329,179)........  07/01/99   $  320   $  320,000
Lehman Brothers, Inc.
    5.02% dated 6/30/99,
    repurchase price $320,045
    (collateralized by $1,254,452
    FannieMae, 8.50%, 10/01/27,
    market value $330,231)........  07/01/99      320      320,000
Morgan Stanley
    5.25% dated 6/30/99,
    repurchase price $1,328,194
    (collateralized by $1,328,000
    FannieMae, 8.50%, 10/01/27,
    market value $1,356,168)......  07/01/99    1,328    1,328,000
                                                        ----------
TOTAL REPURCHASE AGREEMENTS
  (COST $1,968,000).........................             1,968,000
                                                        ----------
TOTAL INVESTMENTS -- 102.0%
  (COST $6,598,782).........................             6,598,782
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.0%)..........................              (133,134)
                                                        ----------
NET ASSETS -- 100.0%........................            $6,465,648
                                                        ==========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

MANAGED BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                  --------    -----       -----
ASSET BACKED SECURITIES -- 13.7%
    Advanta Series, Series
      1997-1
      7.10%.....................  04/25/20   $   112   $   112,550
    Carco Auto Loan Master
      Trust, Series 1997, Class
      1
      6.689%....................  08/15/04       125       125,551
    CIT RV Trust, Series 1998-A,
      Class A4
      6.09%.....................  02/15/12       180       178,625
    Discover Card Master Trust
      1, Series 1998-2, Class A
      5.80%.....................  09/16/03       250       249,350
    Discover Card Master Trust
      I, Series 1999-4, Class A
      5.65%.....................  11/15/04       180       176,681
    Green Tree Financial Corp.,
      Series 1995-8
      7.30%.....................  12/15/26       250       240,435
    Green Tree Financial Corp.,
      Series 1996-2
      7.90%.....................  04/15/27       250       197,732
    MBNA Master Credit Card
      Trust, Series 1997-F,
      Class A
      6.60%.....................  11/15/04       180       184,005
    The Money Store Home Equity
      Trust, Series 1994-C
      7.80%.....................  10/15/21       220       225,835
    The Money Store Home Equity
      Trust, Series 1998-B,
      Class AF3
      6.04%.....................  08/15/17       267       266,744
    UCFC Home Equity Loan,
      Series 1997-A1
      6.975%....................  04/15/16       114       114,118
    Union Acceptance Corp.,
      Series 1997-B
      6.37%.....................  04/08/01        16        16,232
    Western Financial, Series
      1997-A
      6.50%.....................  09/20/01        37        36,650
    WFS Financial Owner Trust,
      Series 1999-A, Class A3
      5.55%.....................  02/20/03       360       356,940
                                                       -----------
TOTAL ASSET BACKED SECURITIES
  (COST $2,542,433).......................               2,481,448
                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
    Countrywide Home Loan
      6.85%.....................  06/15/04       110       108,763
    Merrill Lynch Trust, Series
      45
      9.10%.....................  09/20/14        30        30,442
    Nomura Asset Securities
      Corp., Series 1994-1
      6.625%....................  01/25/09       127       127,371
    Paine Webber Mortgage,
      Series 1993-6
      6.90%.....................  08/25/08        44        43,687
    Residential Funding
      Mortgage, Series 1996-S15
      7.75%.....................  01/25/07       208       212,919


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                  --------    -----       -----
    Residential Funding
      Mortgage, Series 1997-S19
      6.50%.....................  12/25/12   $    70   $    69,908
                                                       -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $588,660).........................                 593,090
                                                       -----------
CORPORATE OBLIGATIONS -- 31.3%
AEROSPACE -- 1.8%
    Raytheon Co. Notes
      6.15%.....................  11/01/08       350       329,437
                                                       -----------
AIRLINES -- 1.3%
    Continental Air
      6.90%.....................  01/02/18       250       244,965
                                                       -----------
BEVERAGES & FOOD -- 1.4%
    Coca-Cola Enterprises Notes
      6.375%....................  08/01/01       250       250,625
                                                       -----------
FINANCIAL -- BANK & TRUST -- 3.1%
    Capital One Bank Notes
      6.15%.....................  06/01/01       200       197,750
    U.S. Bancorp Sub Notes
      8.125%....................  05/15/02       350       365,312
                                                       -----------
    TOTAL FINANCIAL -- BANK & TRUST.......                 563,062
                                                       -----------
FINANCIAL SERVICES -- 6.8%
    Associates Corp. Sr. Notes
      6.25%.....................  11/01/08       150       142,125
    Countrywide Home Loan Co.
      Notes 5.62%...............  10/16/00       300       298,224
    Countrywide Home Loan Co.
      6.25%.....................  04/15/09        40        37,150
    FINOVA Capital Corp. Notes
      5.875%....................  10/15/01       200       197,500
    International Lease Finance
      Corp. Notes
      6.375%....................  08/01/01       250       250,312
    Lehman Brothers Holdings
      Notes
      6.625%....................  12/27/02       175       172,375
    Merrill Lynch & Co. Notes
      5.71%.....................  01/15/02       130       128,218
                                                       -----------
    TOTAL FINANCIAL SERVICES..............               1,225,904
                                                       -----------
MULTI-INDUSTRY -- 3.5%
    Tyco International Group
      Notes
      6.375%....................  06/15/05       350       337,750
    USA Waste Services, Inc.
      7.00%.....................  10/01/04       300       301,875
                                                       -----------
    TOTAL MULTI-INDUSTRY..................                 639,625
                                                       -----------
MULTI-MEDIA -- 1.8%
    Time Warner Entertainment
      9.625%....................  05/01/02       300       323,250
                                                       -----------
REAL ESTATE -- 4.3%
    American Health Properties
      Notes
      7.05%.....................  01/15/02       200       200,500
    Equity Residential
      Properties Notes
      6.55%.....................  11/15/01       300       297,375
    Simon Debartolo Group Notes
      6.875%....................  11/15/06       300       285,000
                                                       -----------
    TOTAL REAL ESTATE.....................                 782,875
                                                       -----------

MANAGED BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                  --------    -----       -----
RESTAURANTS -- 1.7%
    McDonald's Corp. Notes
      5.90%.....................  05/11/01   $   300   $   299,286
                                                       -----------
RETAIL & MERCHANDISING -- 1.4%
    Wal-Mart Stores, Inc. Notes
      8.625%....................  04/01/01       250       260,625
                                                       -----------
TELECOMMUNICATIONS -- 4.2%
    AT&T Corp.
      5.625%....................  03/15/04       300       291,000
    Clear Channel
      Communications, Inc.
      6.625%....................  06/15/08       250       237,209
    Comcast Cable Communications
      Notes
      6.20%.....................  11/15/08       250       233,750
                                                       -----------
TOTAL TELECOMMUNICATIONS..................                 761,959
                                                       -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $5,819,542).......................               5,681,613
                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.7%
    FannieMae
      5.75%.....................  04/15/03     1,300     1,287,698
    Federal Home Loan Mortgage
      Corp., Pool 200057
      9.00%.....................  11/01/01        10        10,474
    Federal Home Loan Mortgage
      Corp., Pool 218960
      9.00%.....................  10/01/02        24        25,177
    Federal Home Loan Mortgage
      Corp., Pool 380061
      9.00%.....................  12/01/04        26        27,159
    Government National Mortgage
      Assoc. Pool 286324
      9.00%.....................  02/15/20       203       216,316
    Government National Mortgage
      Assoc. Pool 286405
      9.00%.....................  04/15/20        51        53,816
    Government National Mortgage
      Assoc. Pool 780011
      10.00%....................  07/15/22       205       223,555
    Government National Mortgage
      Assoc. Pool 780081
      10.00%....................  02/15/25       208       226,124
    Government National Mortgage
      Assoc. Pool 780657
      8.00%.....................  12/15/23       231       237,299
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $2,323,614).......................               2,307,618
                                                       -----------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                  --------    -----       -----
U.S. TREASURY OBLIGATIONS -- 29.4%
U.S. TREASURY BONDS -- 3.2%
    U.S. Treasury Bond
      6.625%....................  02/15/27   $    50   $    52,757
    U.S. Treasury Bond
      6.375%....................  08/15/27       520       532,368
                                                       -----------
    TOTAL U.S. TREASURY BONDS.............                 585,125
                                                       -----------
U.S. TREASURY NOTES -- 26.2%
    U.S. Treasury Note
      5.375%....................  06/30/00       350       350,385
    U.S. Treasury Note
      6.25%.....................  08/31/02       300       304,429
    U.S. Treasury Note
      5.75%.....................  10/31/02     1,035     1,035,526
    U.S. Treasury Note
      5.625%....................  12/31/02       175       174,370
    U.S. Treasury Note
      6.50%.....................  05/15/05       750       771,149
    U.S. Treasury Note
      6.50%.....................  08/15/05     1,035     1,064,186
    U.S. Treasury Note
      5.625%....................  02/15/06       450       442,012
    U.S. Treasury Note
      6.125%....................  08/15/07       600       606,259
                                                       -----------
    TOTAL U.S. TREASURY NOTES.............               4,748,316
                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $5,445,313).......................               5,333,441
                                                       -----------
SOVEREIGN ISSUES -- 1.8%
CANADA
    Quebec Province
      5.750%....................  02/15/09       350       322,000
                                                       -----------
    (COST $330,129)
                                             SHARES
                                             -------
SHORT TERM INVESTMENTS -- 7.2%
    Temporary Investment Cash Fund........   653,040       653,040
    Temporary Investment Fund.............   653,040       653,040
                                                       -----------
TOTAL SHORT TERM INVESTMENTS
  (COST $1,306,080).......................               1,306,080
                                                       -----------
TOTAL INVESTMENTS -- 99.4%
  (COST $18,355,771)......................              18,025,290
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.6%.....................                  99,029
                                                       -----------
NET ASSETS -- 100.0%......................             $18,124,319
                                                       ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                    ----      -----       -----
CONVERTIBLE BONDS -- 35.3%
BASICS -- 0.9%
    Agnico Eagle Mines, Ltd.
      3.50%.....................  01/27/04   $   400   $   244,000
                                                       -----------
CAPITAL GOODS -- 2.4%
    Mark IV Industries
      4.75%.....................  11/01/04        40        35,850
    Mark IV Industries 144A
      4.75%.....................  11/01/04        85        76,181
    Waste Management, Inc.
      4.00%.....................  02/01/02       200       267,250
    WMX Technologies, Inc.
      2.00%.....................  01/24/05       250       271,563
                                                       -----------
    TOTAL CAPITAL GOODS...................                 650,844
                                                       -----------
CONSUMER CYCLICALS -- 7.0%
    Clear Channel
      Communications, Inc.
      2.63%.....................  04/01/03       260       329,550
    Hilton Hotels Corp.
      5.00%.....................  05/15/06       350       317,625
    Home Depot, Inc.
      3.25%.....................  10/01/01       115       320,275
    Interpublic Group Co., Inc.
      1.87%.....................  06/01/06       340       310,250
    Magna International, Inc.
      4.88%.....................  02/15/05        50        49,313
    Magna International, Inc.
      144A
      4.88%.....................  02/15/05       230       226,838
    Xerox Corp.
      0.57%.....................  04/21/18       550       352,000
                                                       -----------
    TOTAL CONSUMER CYCLICALS..............               1,905,851
                                                       -----------
ENERGY -- 3.5%
    Loews Corp.
      3.13%.....................  09/15/07       400       323,500
    Pennzoil Co.
      4.95%.....................  08/15/08       300       309,375
    Seacor Holdings, Inc.
      5.38%.....................  11/15/06       255       255,000
    Seacor Holdings, Inc. 144A
      5.38%.....................  11/15/06        50        50,000
                                                       -----------
    TOTAL ENERGY..........................                 937,875
                                                       -----------
FINANCIAL SERVICES -- 2.4%
    Bank Atlantic Bancorp, Inc.
      5.63%.....................  12/01/07       325       260,813
    Penn Treaty American Corp.
      6.25%.....................  12/01/03       360       373,500
    Penn Treaty American Corp.
      6.25%.....................  12/01/03        15        15,300
                                                       -----------
    TOTAL FINANCIAL SERVICES..............                 649,613
                                                       -----------
HEALTH CARE -- 2.6%
    Alza Corp.
      5.00%.....................  05/01/06       180       247,275
    Athena Neurosciences, Inc.
      4.75%.....................  11/15/04       100       105,625
    Total Renal Care Holdings
      7.00%.....................  05/15/09       450       367,313
                                                       -----------
    TOTAL HEALTH CARE.....................                 720,213
                                                       -----------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                    ----      -----       -----
TECHNOLOGY -- 10.5%
    Affiliated Computer
      4.00%.....................  03/15/05   $   200   $   262,000
    Atmel Corp. 144A, 3.25%;
      8.25%, beginning
      06/01/00++................  06/01/02       350       356,125
    Doubleclick, Inc.
      4.75%.....................  03/15/06       100       124,250
    Hutchinson Technology, Inc.
      6.00%.....................  03/15/05       150       175,500
    ITC Deltacom 144A
      4.50%.....................  05/15/06       225       275,625
    LSI Logic 144A
      4.25%.....................  03/15/04       200       328,750
    Micron Technology, Inc.
      7.00%.....................  07/01/04       350       354,813
    Photronics, Inc.
      6.00%.....................  06/01/04       300       329,625
    Safeguard Scientific 144A
      5.00%.....................  06/15/06       400       427,000
    Sanmina Corp.
      4.25%.....................  05/01/04       205       229,856
                                                       -----------
    TOTAL TECHNOLOGY......................               2,863,544
                                                       -----------
TELECOMMUNICATIONS -- 1.1%
    Telefonos de Mexico SA
      4.25%.....................  06/15/04       300       308,625
                                                       -----------
UTILITIES -- 4.9%
    Aes Corp.
      4.50%.....................  08/15/05       300       372,375
    Bell Atlantic Financial
      Services 144A
      5.75%.....................  04/01/03       300       301,875
    Bell Atlantic Financial
      Services 144A
      4.25%.....................  09/15/05       300       306,000
    Nextel Communications
      4.75%.....................  07/01/07       300       364,125
                                                       -----------
    TOTAL UTILITIES.......................               1,344,375
                                                       -----------
TOTAL CONVERTIBLE BONDS
  (COST $8,998,438).......................               9,624,940
                                                       -----------
CONVERTIBLE ZERO COUPON BONDS -- 8.3%
HEALTH CARE -- 1.8%
    Elan International Finance
      144A
      3.25%+....................  12/14/18       600       309,000
    Roche Holdings, Inc. 144A
      5.71%+....................  05/06/12       390       191,100
                                                       -----------
    TOTAL HEALTH CARE.....................                 500,100
                                                       -----------
TECHNOLOGY -- 5.0%
    Citrix Systems
      5.325%+...................  03/22/19       925       424,344
    Hewlett-Packard Co.
      3.184%+...................  10/14/17       500       313,125
    Motorola, Inc.
      1.67%+....................  09/27/13       205       180,656
    Solectron Corp. 144A
      3.999%+...................  01/27/19       750       435,938
                                                       -----------
    TOTAL TECHNOLOGY......................               1,354,063
                                                       -----------

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                  MATURITY     PAR
                                    DATE      (000)       VALUE
                                    ----      -----       -----
UTILITIES -- 1.5%
    U.S. Cellular Corp. LYON
      5.712%+...................  06/15/15   $   800   $   412,000
                                                       -----------
    TOTAL CONVERTIBLE ZERO COUPON BONDS
      (COST $1,947,886)...................               2,266,163
                                                       -----------
                                             SHARES
                                             -------
COMMON STOCK -- 17.3%
CAPITAL GOODS -- 0.4%
    Mark IV Industries, Inc. .............     5,000   $   105,625
                                                       -----------
CONSUMER CYCLICALS -- 0.7%
    Nordstrom, Inc. ......................     6,000       201,000
                                                       -----------
CONSUMER STAPLES -- 1.3%
    McDonald's Corp. .....................     8,650       357,353
                                                       -----------
ELECTRICAL EQUIPMENT -- 0.3%
    Sanmina Corp.*........................     1,000        75,875
                                                       -----------
ENERGY -- 1.4%
    BP Amoco PLC..........................     3,400       368,900
                                                       -----------
FINANCIAL -- BANK & TRUST -- 0.9%
    Frontier Insurance Group, Inc. .......     5,000        76,875
    Sovereign Bancorp, Inc. ..............    13,500       163,687
                                                       -----------
    TOTAL FINANCIAL -- BANK & TRUST.......                 240,562
                                                       -----------
HEALTH CARE -- 3.2%
    American Home Products Corp. .........     4,000       230,000
    Lilly, (Eli) & Co. ...................     2,500       179,062
    Pfizer, Inc. .........................     2,000       219,500
    Schering-Plough Corp. ................     5,000       265,000
                                                       -----------
    TOTAL HEALTH CARE.....................                 893,562
                                                       -----------
MULTI-INDUSTRY -- 0.4%
    Ingersoll Rand Co. ...................     1,500        96,937
                                                       -----------
PAPER & FOREST PRODUCTS -- 0.3%
    Georgia Pacific Corp. ................     2,000        94,750
                                                       -----------
REAL ESTATE -- 1.2%
    Apartment Investment & Management Co.
      REIT................................    12,400       334,025
                                                       -----------
TECHNOLOGY -- 5.9%
    Affiliated Computer Services, Inc. ...     2,000       101,250
    Cisco Systems, Inc. ..................     6,000       387,000
    Hutchinson Technology, Inc.*..........     6,000       166,500
    Intel Corp. ..........................     5,600       333,200
    Motorola, Inc. .......................     2,000       189,500
    Xilinx, Inc. .........................     7,500       429,375
                                                       -----------
    TOTAL TECHNOLOGY......................               1,606,825
                                                       -----------
UTILITIES -- 1.3%
    AT&T Corp. ...........................     6,163       343,972
                                                       -----------
    TOTAL COMMON STOCK (COST
      $3,387,255).........................               4,719,386
                                                       -----------


                                             SHARES       VALUE
                                             ------       -----
CONVERTIBLE PREFERRED STOCK -- 36.4%
BASICS -- 1.7%
    International Paper Co................     8,000   $   423,000
                                                       -----------
CONSUMER CYCLICALS -- 12.9%
    Adelphia Communications...............     1,500       301,500
    Chancellor Media......................     2,000       307,750
    Fleetwood Capital Trust...............     3,100       131,362
    Fleetwood Capital Trust 144A..........     4,800       203,400
    Houston Industries, Inc. .............     2,550       304,087
    Media One Group, Inc. ................     4,500       407,250
    Media One Group, Inc., Series D.......     2,500       374,531
    Owens-Illinois, Inc. .................     9,000       393,750
    Readers Digest Association............     9,000       333,000
    Sealed Air Corp., Series A............     6,500       406,250
    Wendy's Financing, Inc. ..............     6,000       363,000
                                                       -----------
    TOTAL CONSUMER CYCLICALS..............               3,525,880
                                                       -----------
CONSUMER STAPLES -- 2.0%
    Newell Financial Trust I..............     5,300       296,800
    Ralston-Ralston Purina Co. ...........     5,500       255,750
                                                       -----------
    TOTAL CONSUMER STAPLES................                 552,550
                                                       -----------
ENERGY -- 2.3%
    El Paso Energy Capital Trust I........     6,100       301,950
    Unocal Corp. .........................     5,460       305,760
                                                       -----------
    TOTAL ENERGY..........................                 607,710
                                                       -----------
FINANCIAL SERVICES -- 7.5%
    Amerus Life Holdings, Inc. ...........    14,000       381,500
    CNB Capital Trust I...................    12,000       362,250
    Frontier Insurance Group, Inc. .......    10,000       461,250
    Merrill Lynch & Co., Inc. ............    12,000       245,250
    Philadelphia Consolidated Holding
      Corp. ..............................    30,000       313,125
    Protective Life Corp. Capital Trust
      II..................................     5,000       290,000
                                                       -----------
    TOTAL FINANCIAL SERVICES..............               2,053,375
                                                       -----------
HEALTH CARE -- 1.0%
    Monsanto Co. .........................     7,000       280,875
                                                       -----------
TECHNOLOGY -- 1.1%
    Microsoft Corp., Series A.............     3,000       299,812
                                                       -----------
TRANSPORTATION -- 2.4%
    CNF Transportation, Inc. .............     5,500       314,187
    Union Pacific Capital Trust...........     1,100        58,437
    Union Pacific Capital Trust 144A......     5,500       292,188
                                                       -----------
    TOTAL TRANSPORTATION..................                 664,812
                                                       -----------
UTILITIES -- 5.5%
    Avista Corp. .........................    15,000       255,000
    CalEnergy Capital Trust II............     4,700       234,413
    CalEnergy Capital Trust II 144A.......     2,500       124,688
    Citizens Utilities Trust..............     6,600       320,925
    Nisource, Inc. .......................     6,000       296,250
    Texas Utilities Co. ..................     5,000       275,000
                                                       -----------
    TOTAL UTILITIES.......................               1,506,276
                                                       -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (COST $9,356,062).......................               9,914,290
                                                       -----------

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                             SHARES       VALUE
                                             ------       -----
SHORT-TERM INVESTMENTS -- 2.8%
    Temporary Investment Cash Fund........   384,242   $   384,242
    Temporary Investment Fund.............   384,242       384,242
                                                       -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $768,484).....................                 768,484
                                                       -----------
TOTAL INVESTMENTS -- 100.1%
  (COST $24,458,125)......................              27,293,263
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%)........................                 (40,322)
                                                       -----------
NET ASSETS -- 100.0%......................             $27,252,941
                                                       ===========

--------------------------------------------------------------------------------
 * Non-income producing security.

 + Rate shown is effective yield at purchase date.

++ Step-up Bond.

144A -- Security was purchased pursuant to Rule 144A under the Securites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 14.3% of net assets.

LYON -- Liquid Yield Option Note: Callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates and therefore increase over time.

REIT -- Real Estate Investment Trust.

See Notes to Financial Statements.

BLUE CHIP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                            SHARES      VALUE
                                            ------      -----
COMMON STOCK -- 99.7%
AEROSPACE/DEFENSE -- 2.5%
    Goodrich (B.F.) Co. ..................   3,900   $   165,750
    Rockwell International Corp. .........   5,200       315,900
    United Technologies Corp. ............   7,200       516,150
                                                     -----------
    TOTAL AEROSPACE.......................               997,800
                                                     -----------
AIRLINES -- 0.5%
    Delta Air Lines, Inc. ................   3,200       184,400
                                                     -----------
APPAREL/TEXTILE -- 0.3%
    Tommy Hilfiger Corp.*.................   1,700       124,950
                                                     -----------
AUTOMOTIVE -- 1.4%
    Delphi Automotive Systems Corp.*......   2,306        42,805
    Ford Motor Co. .......................   5,600       316,050
    General Motors Corp. .................   3,300       217,800
                                                     -----------
    TOTAL AUTOMOTIVE......................               576,655
                                                     -----------
BANKS/SAVINGS & LOANS -- 5.8%
    Chase Manhattan Corp. ................   8,700       753,637
    Fleet Financial Group, Inc. ..........  11,800       523,625
    Mellon Bank Corp. ....................  10,000       363,750
    National City Corp. ..................   3,300       216,150
    Wells Fargo Co.*......................  10,300       440,325
                                                     -----------
    TOTAL BANKS/SAVINGS & LOANS...........             2,297,487
                                                     -----------
BEVERAGES -- 2.4%
    Anheuser-Busch Cos., Inc. ............   5,900       418,531
    Coca-Cola Co. ........................   5,900       368,750
    Coca-Cola Enterprises, Inc. ..........   2,400        73,800
    PepsiCo, Inc. ........................   2,200        85,112
                                                     -----------
    TOTAL BEVERAGES.......................               946,193
                                                     -----------
BUILDING RELATED/APPLIANCE -- 0.3%
    Centex Corp. .........................   3,400       127,712
                                                     -----------
CHEMICALS -- 2.9%
    Dow Chemical Co. .....................   2,800       355,250
    Solutia, Inc.*........................   3,600        76,725
    Union Carbide Corp. ..................   2,900       141,375
                                                     -----------
    TOTAL CHEMICALS.......................               573,350
                                                     -----------
COMMUNICATION SYSTEMS & SOFTWARE -- 5.1%
    Cisco Systems, Inc.*..................  12,950       835,275
    Motorola, Inc. .......................   2,900       274,775
    Lucent Technologies, Inc. ............   9,200       620,425
    Tellabs, Inc.*........................   4,500       304,031
                                                     -----------
    TOTAL COMMUNICATIONS
      SYSTEM & SOFTWARE...................             2,034,506
                                                     -----------
COMMERCIAL SERVICES -- 0.3%
    Omnicom Group.........................   1,700       136,000
                                                     -----------
COMPUTER HARDWARE -- 6.1%
    EMC Corp.*............................   9,000       495,000
    Hewlett-Packard Co. ..................   5,400       542,700
    International Business Machines
      Corp. ..............................   8,000     1,034,000
    Seagate Technology, Inc.*.............   3,900        99,937
    Solectron Corp.*......................   3,600       240,075
                                                     -----------
    TOTAL COMPUTER HARDWARE...............             2,411,712
                                                     -----------
COMPUTER SERVICES & SOFTWARE -- 7.1%
    America Online, Inc.*.................   3,300       364,650
    BMC Software, Inc.*...................   4,100       221,400
    Compuware Corp.*......................   4,200       133,612
    Microsoft Corp.*......................  21,400     1,930,012
    Unisys Corp.*.........................   4,600       179,112
                                                     -----------
    TOTAL COMPUTER SERVICES & SOFTWARE....             2,828,786
                                                     -----------


                                            SHARES      VALUE
                                            ------      -----
COSMETICS & TOILETRIES -- 2.8%
    Avon Products, Inc. ..................   4,400   $   244,200
    Clorox Co. ...........................   2,400       256,350
    Kimberly-Clark Corp. .................   3,100       176,700
    Procter & Gamble Co. .................   4,900       437,325
                                                     -----------
    TOTAL COSMETICS & TOILETRIES..........             1,114,575
                                                     -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    General Electric Co. .................  10,200     1,152,600
    Texas Instruments, Inc. ..............   1,700       246,500
                                                     -----------
    TOTAL ELECTRONIC
      COMPONENTS & EQUIPMENT..............             1,399,100
                                                     -----------
ENERGY RELATED -- 1.2%
    Reliant Energy, Inc. .................   6,800       187,850
    PECO Energy Co. ......................   6,800       284,750
                                                     -----------
    TOTAL ENERGY RELATED..................               472,600
                                                     -----------
ENTERTAINMENT -- 2.9%
    CBS Corp.*............................   4,700       204,156
    King World Productions, Inc. .........   2,300        80,069
    Time Warner, Inc. ....................   7,700       565,950
    Viacom, Inc., Class B*................   7,200       316,800
                                                     -----------
    TOTAL ENTERTAINMENT...................             1,166,975
                                                     -----------
FINANCIAL SERVICES -- 6.4%
    Citigroup, Inc. ......................  17,775       844,312
    Freddie Mac...........................   5,000       290,000
    J.P. Morgan & Co., Inc. ..............   2,500       351,250
    Lehman Brothers Holdings, Inc. .......   1,900       118,275
    Morgan Stanley Dean Witter............   4,100       420,250
    Providian Financial Corp. ............   5,500       514,250
                                                     -----------
    TOTAL FINANCIAL SERVICES..............             2,538,337
                                                     -----------
FOODS -- 1.6%
    ConAgra, Inc. ........................   6,900       183,712
    Heinz (H.J.) Co. .....................   3,600       180,450
    Quaker Oats Co. ......................   4,100       272,137
                                                     -----------
    TOTAL FOODS...........................               636,299
                                                     -----------
HOSPITAL MANAGEMENT -- 0.6%
    United Healthcare Corp. ..............   4,100       256,762
                                                     -----------
HOSPITAL SUPPLY -- 2.0%
    Boston Scientific Corp.*..............   4,900       215,294
    Johnson & Johnson Co. ................   5,800       568,400
                                                     -----------
    TOTAL HOSPITAL SUPPLY.................               783,694
                                                     -----------
INSURANCE -- 2.9%
    Allstate Corp. .......................   7,300       261,888
    Conseco, Inc. ........................   8,000       243,500
    Equitable Cos., Inc. .................   4,700       314,900
    Hartford Financial Services Group,
      Inc. ...............................   5,800       338,213
                                                     -----------
    TOTAL INSURANCE.......................             1,158,501
                                                     -----------
MACHINERY -- 0.6%
    Ingersoll Rand Co. ...................   3,400       219,725
                                                     -----------
METALS & MINING -- 0.6%
    Alcoa, Inc. ..........................   2,100       129,938
    USX-U.S. Steel Group, Inc. ...........   4,600       124,200
                                                     -----------
    TOTAL METALS & MINING.................               254,138
                                                     -----------
MULTI-INDUSTRY -- 2.1%
    Allied Signal, Inc. ..................   3,100       195,300
    Tyco International Ltd. ..............   6,900       653,775
                                                     -----------
    TOTAL MULTI-INDUSTRY..................               849,075
                                                     -----------

BLUE CHIP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                            SHARES      VALUE
                                            ------      -----
OFFICE SUPPLIES & FORMS -- 0.5%
    Avery-Dennison Corp. .................   3,100   $   187,163
                                                     -----------
OIL -- FIELD SERVICES -- 0.3%
    Transocean Offshore, Inc. ............   4,300       112,875
                                                     -----------
OIL (DOMESTIC) -- 0.7%
    Apache Corp. .........................   3,800       148,200
    USX-Marathon Group....................   4,400       143,275
                                                     -----------
    TOTAL OIL (DOMESTIC)..................               291,475
                                                     -----------
OIL (INTERNATIONAL) -- 4.7%
    Chevron Corp. ........................   5,500       523,531
    Exxon Corp. ..........................  11,300       871,513
    Mobil Corp. ..........................   5,000       495,000
                                                     -----------
    TOTAL OIL (INTERNATIONAL).............             1,890,044
                                                     -----------
PAPER & FOREST PRODUCTS -- 0.8%
    Weyerhaeuser Co. .....................   1,800       123,750
    Georgia Pacific Corp. ................   4,000       189,500
                                                     -----------
    TOTAL PAPER & FOREST PRODUCTS.........               313,250
                                                     -----------
PHARMACEUTICALS -- 8.7%
    Allergan, Inc. .......................   2,700       299,700
    Amgen, Inc.*..........................   3,900       237,413
    Bausch & Lomb, Inc. ..................   2,300       175,950
    Biogen, Inc.*.........................   5,200       334,425
    Bristol-Meyers Squibb Co. ............  10,900       767,769
    Cardinal Health, Inc. ................   2,500       160,313
    Merck & Co., Inc. ....................   3,400       251,600
    Pfizer, Inc. .........................   3,700       406,075
    Schering-Plough Corp. ................  10,000       530,000
    Warner-Lambert Co. ...................   4,600       319,125
                                                     -----------
    TOTAL PHARMACEUTICALS.................             3,482,370
                                                     -----------
PRINTING & PUBLISHING -- 0.8%
    McGraw-Hill Cos., Inc. ...............   3,800       204,963
    New York Times Co., Class A...........   3,000       110,438
                                                     -----------
    TOTAL PRINTING & PUBLISHING...........               315,401
                                                     -----------
RESTAURANTS -- 0.5%
    Tricon Global Restaurants, Inc. ......   3,500       189,438
                                                     -----------
RETAIL -- 6.2%
    Federated Department Stores, Inc.*....   6,600       349,388
    Gap, Inc. ............................   9,675       487,378
    Home Depot, Inc. .....................   4,600       296,413
    Mattel, Inc. .........................  10,000       264,375
    TJX Cos., Inc. .......................   7,200       239,850
    Wal-Mart Stores, Inc. ................  17,000       820,250
                                                     -----------
    TOTAL RETAIL..........................             2,457,654
                                                     -----------


                                            SHARES      VALUE
                                            ------      -----
RETAIL FOOD/DRUG -- 0.8%
    Albertson's, Inc. ....................   2,400   $   123,750
    Safeway, Inc.*........................   4,300       212,850
                                                     -----------
    TOTAL RETAIL FOOD/DRUG................               336,600
                                                     -----------
SEMI CONDUCTORS/INSTRUMENTATION -- 2.1%
    Applied Materials, Inc.*..............   2,400       177,300
    Intel Corp. ..........................  11,200       666,400
                                                     -----------
    TOTAL SEMI
      CONDUCTORS/INSTRUMENTATION..........               843,700
                                                     -----------
TELECOMMUNICATIONS -- 0.4%
    QUALCOMM, Inc. .......................   1,000       143,500
                                                     -----------
TOBACCO -- 1.0%
    Philip Morris Cos., Inc. .............  10,200       409,913
                                                     -----------
TRANSPORTATION -- 0.4%
    Union Pacific Corp. ..................   2,900       169,106
                                                     -----------
UTILITIES -- ELECTRIC -- 0.9%
    Edison International..................   6,300       168,525
    FPL Group, Inc. ......................   3,400       185,725
                                                     -----------
    TOTAL UTILITIES -- ELECTRIC...........               354,250
                                                     -----------
UTILITIES -- GAS & PIPELINE -- 0.6%
    Coastal Corp. ........................   5,800       232,000
                                                     -----------
UTILITIES -- TELEPHONE -- 8.4%
    Ameritech Corp. ......................   6,400       470,400
    AT&T Corp. ...........................  10,800       602,775
    Bell Atlantic Corp. ..................   5,400       353,025
    BellSouth Corp. ......................  14,600       684,375
    GTE Corp. ............................   5,600       424,200
    MCI Worldcom, Inc.*...................   9,600       828,000
                                                     -----------
    TOTAL UTILITIES -- TELEPHONE..........             3,362,775
                                                     -----------
TOTAL COMMON STOCK (COST $29,938,780).....            39,180,846
                                                     -----------
SHORT-TERM INVESTMENTS -- 0.4%
    Temporary Investment Cash Fund........  82,756        82,756
    Temporary Investment Fund.............  82,756        82,756
                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST
  $165,512)...............................               165,512
                                                     -----------
TOTAL INVESTMENTS -- 100.1% (COST
  $30,104,292)............................            39,346,358
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (0.1%).................................        .       (41,991)
                                                     -----------
NET ASSETS -- 100.0%......................           $39,304,367
                                                     ===========

--------------------------------------------------------------------------------
* Non-income producing security.

See Notes to Financial Statements.

MID-CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
COMMON STOCK -- 99.0%
AEROSPACE -- 0.9%
    Cordant Technologies, Inc. ..........    3,600   $   162,675
                                                     -----------
AIRLINES -- 0.4%
    Alaska Air Group, Inc.*..............    1,800        75,150
                                                     -----------
APPAREL/TEXTILE -- 3.5%
    Cintas Corp. ........................    3,100       208,281
    Jones Apparel Group, Inc.*...........    6,100       209,306
    Tommy Hilfiger Corp.*................    2,300       169,050
                                                     -----------
    TOTAL APPAREL/TEXTILE................                586,637
                                                     -----------
AUTOMOTIVE -- 1.8%
    Arvin Industries, Inc. ..............    3,300       124,987
    Meritor Automotive, Inc. ............    6,700       170,850
                                                     -----------
    TOTAL AUTOMOTIVE.....................                295,837
                                                     -----------
BANKS/SAVINGS & LOANS -- 7.1%
    Astoria Financial Corp. .............    3,900       171,356
    City National Corp. .................    4,800       179,700
    Dime Bancorp, Inc. ..................   10,000       201,250
    North Fork Bancorporation, Inc.*.....   11,000       234,437
    Old Kent Financial Corp. ............    5,822       243,807
    Pacific Century Financial Corp. .....    7,800       168,187
                                                     -----------
    TOTAL BANKS/SAVINGS & LOANS..........              1,198,737
                                                     -----------
BEVERAGES -- 0.3%
    Coors, (Adolph) Co., Class B.........    1,100        54,450
                                                     -----------
BUILDING RELATED/APPLIANCE -- 2.6%
    Mohawk Industries, Inc.*.............    4,000       121,500
    Shaw Industries, Inc.*...............    5,500        90,750
    Southdown, Inc. .....................    2,500       160,625
    USG Corp. ...........................    1,300        72,800
                                                     -----------
    TOTAL BUILDING RELATED/APPLIANCE.....                445,675
                                                     -----------
CHEMICALS -- 3.1%
    Cytec Industries, Inc. ..............    4,900       156,187
    Ecolab, Inc. ........................    2,400       104,700
    GenCorp, Inc. .......................    5,100       128,775
    Solutia, Inc. .......................    6,500       138,531
                                                     -----------
    TOTAL CHEMICALS......................                528,193
                                                     -----------
COMMERCIAL SERVICES -- 2.0%
    ACNielsen Corp.*.....................    6,200       187,550
    Convergys Corp.*.....................    1,800        34,650
    Galileo International, Inc. .........    2,200       117,562
                                                     -----------
    TOTAL COMMERCIAL SERVICES............                339,762
                                                     -----------
COMMUNICATIONS SYSTEM & SOFTWARE -- 0.6%
    Comverse Technology, Inc.*...........    1,350       101,925
                                                     -----------
COMPUTER HARDWARE -- 4.7%
    Lexmark International Group, Inc.*...    5,200       343,525
    NCR Corp.*...........................    3,500       170,844
    SCI Systems, Inc.*...................    3,100       147,250
    Symbol Technologies, Inc.............    3,300       121,687
                                                     -----------
    TOTAL COMPUTER HARDWARE..............                783,306
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
COMPUTER SERVICES & SOFTWARE -- 8.0%
    Adobe Systems, Inc. .................    2,500   $   205,391
    BMC Software, Inc.*..................    1,600        86,400
    Citrix Systems, Inc.*................    4,400       248,600
    Electronic Arts, Inc.*...............    1,700        92,225
    Rational Software Corp.*.............    4,100       135,044
    Siebel Systems, Inc.*................    4,900       325,237
    Sterling Software, Inc.*.............    4,400       117,425
    SunGard Data Systems, Inc.*..........    2,200        75,900
    Symantec Corp.*......................    2,700        68,850
                                                     -----------
    TOTAL COMPUTER SERVICES & SOFTWARE...              1,355,072
                                                     -----------
CONSUMER PRODUCTS AND SERVICES -- 0.9%
    Premark International, Inc. .........    3,900       146,250
                                                     -----------
COSMETICS & TOILETRIES -- 1.1%
    Dial Corp. ..........................    4,900       182,219
                                                     -----------
ENERGY RELATED -- 1.2%
    Nisource, Inc.*......................    4,400       113,575
    Tidewater, Inc. .....................    3,000        91,500
                                                     -----------
    TOTAL ENERGY RELATED.................                205,075
                                                     -----------
ENTERTAINMENT -- 2.0%
    Harrah's Entertainment, Inc.*........    4,200        92,400
    TCA Cable Television, Inc. ..........    1,400        77,700
    Univision Communications, Inc. Class
      A*.................................    2,600       171,600
                                                     -----------
    TOTAL ENTERTAINMENT..................                341,700
                                                     -----------
FINANCIAL SERVICES -- 2.9%
    Countrywide Credit Industries,
      Inc.*..............................    3,100       132,525
    E*Trade Group, Inc.*.................    4,200       167,737
    Paine Webber Group, Inc. ............    4,000       187,000
                                                     -----------
    TOTAL FINANCIAL SERVICES.............                487,262
                                                     -----------
FOODS -- 2.8%
    Hormel Foods Corp.*..................    4,700       189,175
    IBP, Inc. ...........................    7,200       171,000
    Ralcorp Holdings, Inc.*..............    7,000       112,437
    Smithfield Foods, Inc. ..............      200         6,687
                                                     -----------
    TOTAL FOODS..........................                479,299
                                                     -----------
HOSPITAL MANAGEMENT -- 2.6%
    Lincare Holdings, Inc.*..............    6,200       155,000
    Omnicare, Inc. ......................    6,000        75,750
    PacifiCare Health Systems, Inc.*.....    1,600       115,100
    Wellpoint Health Networks, Inc. .....    1,000        84,875
                                                     -----------
    TOTAL HOSPITAL MANAGEMENT............                430,725
                                                     -----------
HOSPITAL SUPPLY -- 2.3%
    Bard (C.R.), Inc. ...................    3,300       157,781
    Biomet, Inc. ........................    2,800       111,300
    DENTSPLY International, Inc. ........    3,800       109,962
                                                     -----------
    TOTAL HOSPITAL SUPPLY................                379,043
                                                     -----------
INSURANCE -- 2.6%
    AMBAC Financial Group, Inc. .........    2,700       154,237
    Everest Reinsurance Holdings, Inc....    4,100       133,762
    PMI Group, Inc.*.....................    2,300       144,469
                                                     -----------
    TOTAL INSURANCE......................                432,468
                                                     -----------
MACHINERY -- 1.5%
    Briggs & Stratton Corp. .............    3,100       179,025
    McDermott International, Inc. .......    2,700        76,275
                                                     -----------
    TOTAL MACHINERY......................                255,300
                                                     -----------

MID-CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
METALS & MINING -- 1.0%
    Martin Marietta Materials, Inc. .....    3,000   $   177,000
                                                     -----------
MULTI-INDUSTRY -- 1.5%
    Crane Co. ...........................    4,100       128,894
    Pentair, Inc. .......................    2,700       123,525
                                                     -----------
    TOTAL MULTI-INDUSTRY.................                252,419
                                                     -----------
OFFICE SUPPLIES & FORMS -- 0.6%
    Avery-Dennison Corp. ................    1,700       102,638
                                                     -----------
OIL (DOMESTIC) -- 1.7%
    Ashland, Inc. .......................    3,100       124,388
    Murphy Oil Corp. ....................    3,300       161,081
                                                     -----------
    TOTAL OIL (DOMESTIC).................                285,469
                                                     -----------
OIL (INTERNATIONAL) -- 0.8%
    Ensco International, Inc. ...........    6,400       127,600
                                                     -----------
OIL -- FIELD SERVICES -- 1.0%
    Transocean Offshore, Inc. ...........    6,300       165,375
                                                     -----------
PAPER & FOREST PRODUCTS -- 1.0%
    Georgia Pacific Corp.*...............    6,400       161,600
                                                     -----------
PHARMACEUTICALS -- 4.5%
    Bergen Brunswig Corp.................    6,800       117,300
    Biogen, Inc.*........................    5,400       347,288
    Genzyme Corp. .......................    1,200        58,200
    Mylan Laboratories, Inc. ............    4,200       111,300
    Watson Pharmaceuticals Co.*..........    3,400       119,213
                                                     -----------
    TOTAL PHARMACEUTICALS................                753,301
                                                     -----------
PRINTING & PUBLISHING -- 1.9%
    Houghton Mifflin Co. ................    3,000       141,188
    Scholastic Corp.*....................    2,200       111,375
    Washington Post Co., Class B.........      120        64,530
                                                     -----------
    TOTAL PRINTING & PUBLISHING..........                317,093
                                                     -----------
RECREATION -- 1.0%
    Harley-Davidson, Inc. ...............    3,000       163,125
                                                     -----------
RESTAURANT/LODGING -- 2.1%
    Bob Evans Farms, Inc. ...............    4,500        89,438
    Brinker International, Inc.*.........    5,500       149,531
    Darden Restaurants, Inc. ............    5,400       117,788
                                                     -----------
    TOTAL RESTAURANT/LODGING.............                356,757
                                                     -----------
RETAIL -- 4.6%
    Abercrombie & Fitch Co., Class A*....    4,000       192,000
    Hertz Corp...........................    2,400       148,800
    OfficeMax, Inc.......................    4,300        51,600
    Ross Stores, Inc. ...................    4,200       211,575
    Tiffany & Co., Inc. .................      900        86,850
    TJX Cos., Inc. ......................    2,600        86,613
                                                     -----------
    TOTAL RETAIL.........................                777,438
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
RETAIL -- FOOD & DRUG -- 0.1%
    Hannaford Brothers Co. ..............      300   $    16,050
                                                     -----------
SEMI CONDUCTORS/INSTRUMENTATION -- 7.6%
    Altera Corp.*........................    6,200       228,238
    Lattice Semiconductor Corp.*.........    1,900       118,275
    Linear Technology Corp.*.............    5,700       383,325
    PMC-Sierra, Inc.*....................    1,900       111,981
    Teradyne, Inc. ......................    2,200       157,850
    Xilinx, Inc.*........................    4,800       274,800
                                                     -----------
    TOTAL SEMI
      CONDUCTORS/INSTRUMENTATION.........              1,274,469
                                                     -----------
TELECOMMUNICATIONS -- 4.2%
    ADC Telecommunications, Inc.*........    1,200        54,675
    CenturyTel, Inc. ....................    3,250       129,188
    QUALCOMM, Inc.*......................    3,600       516,600
                                                     -----------
    TOTAL TELECOMMUNICATIONS.............                700,463
                                                     -----------
TRANSPORTATION -- 1.2%
    CNF Transportation, Inc. ............    1,200        46,050
    US Freightways Corp. ................    3,300       152,831
                                                     -----------
    TOTAL TRANSPORTATION.................                198,881
                                                     -----------
UTILITIES -- ELECTRIC -- 7.0%
    Allegheny Energy, Inc. ..............    6,300       201,994
    BEC Energy*..........................    3,300       136,125
    Conectiv, Inc. ......................    7,300       178,394
    DQE, Inc. ...........................    3,500       140,438
    Energy East Corp. ...................    8,700       226,200
    Northern States Power Co.*...........    6,200       149,963
    Public Service Co. of New Mexico.....    7,500       149,063
                                                     -----------
TOTAL UTILITIES -- ELECTRIC..............              1,182,177
                                                     -----------
UTILITIES -- GAS & PIPELINE -- 2.0%
    El Paso Energy Corp. ................    7,000       246,313
    Keyspan Corp.*.......................    3,500        92,312
                                                     -----------
    TOTAL UTILITIES -- GAS & PIPELINE....                338,625
                                                     -----------
UTILITIES -- TELEPHONE -- 0.3%
    Cincinnati Bell, Inc.*...............    2,000        49,875
                                                     -----------
TOTAL COMMON STOCK
  (COST $14,140,312).....................             16,667,115
                                                     -----------
TOTAL INVESTMENTS -- 99.0%
  (COST $14,140,312).....................             16,667,115
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.0%....................                168,841
                                                     -----------
NET ASSETS -- 100.0%.....................            $16,835,956
                                                     ===========

--------------------------------------------------------------------------------
* Non-incoming producing security.

See Notes to Financial Statements.

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                            SHARES       VALUE
                                            ------       -----
COMMON STOCK -- 100.3%
AEROSPACE -- 0.9%
    Alliant Techsystems, Inc.*............    1,100   $    95,150
                                                      -----------
AIRLINES -- 0.4%
    Comair Holdings, Inc..................    2,350        48,909
                                                      -----------
APPAREL/TEXTILE -- 1.8%
    Burlington Industries, Inc.*..........    7,300        66,156
    Kellwood Co...........................    2,600        70,525
    Quicksilver, Inc......................    2,300        59,944
                                                      -----------
    TOTAL APPAREL/TEXTILE.................                196,625
                                                      -----------
AUTOMOTIVE -- 1.6%
    Gentex Corp.*.........................    2,600        72,800
    Tower Automotive, Inc.................    4,100       104,294
                                                      -----------
    TOTAL AUTOMOTIVE......................                177,094
                                                      -----------
BANKS/SAVINGS & LOANS -- 7.2%
    Astoria Financial Corp................    3,500       153,781
    Cullen/Frost Bankers, Inc.............    6,200       170,887
    FirstFed Financial Corp.*.............    6,900       132,825
    Hudson United Bancorp.................    4,500       137,812
    Queens County Bancorp.................    2,800        90,650
    Trustmark Corp........................    4,400       100,650
                                                      -----------
    TOTAL BANKS/SAVINGS & LOANS...........                786,605
                                                      -----------
BEVERAGES -- 0.9%
    Canandaigua Brands, Inc., Class A*....    1,700        89,144
                                                      -----------
BUILDING RELATED/APPLIANCE -- 6.7%
    AptarGroup, Inc.......................    4,700       141,000
    Astec Industries, Inc.................    1,700        69,275
    Centex Construction Products, Inc.....    2,000        68,250
    Hughes Supply, Inc....................    1,000        29,687
    M.D.C. Holdings, Inc..................    5,500       118,250
    Mohawk Industries, Inc.*..............    2,500        75,937
    Ryland Group, Inc.*...................    4,800       142,500
    Southdown, Inc........................    1,400        89,950
                                                      -----------
    TOTAL BUILDING RELATED/APPLIANCE......                734,849
                                                      -----------
CHEMICALS -- 2.9%
    Cytec Industries, Inc.*...............    3,100        98,812
    GenCorp, Inc..........................    2,300        58,075
    Scotts Co. Class A*...................    3,300       157,162
                                                      -----------
    TOTAL CHEMICALS.......................                314,049
                                                      -----------
COMMERCIAL SERVICES -- 8.6%
    ADVO, Inc.*...........................    2,700        56,025
    Central Parking Corp..................      500        17,125
    Interim Services, Inc.*...............    3,900        80,437
    Lason Holdings, Inc.*.................    1,900        94,287
    Macromedia, Inc.*.....................    3,100       109,275
    MedQuist, Inc.*.......................    3,500       153,125
    Mercury Interactive Corp.*............    3,400       120,275
    NCO Group, Inc.*......................    1,700        64,600
    Plexus Corp.*.........................    3,300        99,413
    Valassis Communications, Inc.*........    3,900       142,837
                                                      -----------
    TOTAL COMMERCIAL SERVICES.............                937,399
                                                      -----------
COMPUTER SOFTWARE & SERVICES -- 7.4%
    Affiliated Computer Services, Inc.*...    1,900        96,187
    American Management Systems, Inc.*....    4,000       128,250
    CIBER, Inc.*..........................    4,500        86,062
    Electronics for Imaging, Inc.*........    1,600        82,200
    FactSet Research Systems, Inc.........    1,100        62,287
    Micros Systems, Inc.*.................    2,200        74,800


                                            SHARES       VALUE
                                            ------       -----
    National Data Corp....................    1,400   $    59,850
    National Computer Systems, Inc........    2,600        87,750
    Rational Software Corp.*..............    1,800        59,287
    Sterling Software, Inc.*..............    2,800        74,725
                                                      -----------
    TOTAL COMPUTER SOFTWARE & SERVICES....                811,398
                                                      -----------
ENERGY RELATED -- 1.5%
    Newfield Exploration Co.*.............    3,400        96,687
    Offshore Logistics, Inc.*.............    6,200        68,975
                                                      -----------
    TOTAL ENERGY RELATED..................                165,662
                                                      -----------
ENTERTAINMENT -- 1.3%
    Metro Networks, Inc.*.................    1,300        69,388
    Polaris Industries, Inc...............    1,700        73,950
                                                      -----------
    TOTAL ENTERTAINMENT...................                143,338
                                                      -----------
FINANCIAL SERVICES -- 4.6%
    AmeriCredit Corp.*....................    6,300       100,800
    Delphi Financial Group, Inc. Class
      A*..................................    2,084        74,764
    Legg Mason, Inc.......................    3,700       142,450
    Metris Companies, Inc.................    1,600        65,200
    Radian Group Inc......................    2,400       117,150
                                                      -----------
    TOTAL FINANCIAL SERVICES..............                500,364
                                                      -----------
FOODS -- 1.6%
    Ralcorp Holdings, Inc.*...............    3,200        51,400
    Smithfield Foods, Inc.*...............    3,800       127,063
                                                      -----------
    TOTAL FOODS...........................                178,463
                                                      -----------
HOSPITAL MANAGEMENT -- 1.4%
    Universal Health Services, Inc. Class
      B*..................................    3,100       148,025
                                                      -----------
HOSPITAL SUPPLY -- 4.1%
    Bindley Western Industries, Inc.*.....    3,200        73,800
    Owens & Minor, Inc....................    5,700        62,700
    Patterson Dental Co.*.................    2,500        86,875
    VISIX, Inc.*..........................    2,900       229,644
                                                      -----------
    TOTAL HOSPITAL SUPPLY.................                453,019
                                                      -----------
INSURANCE -- 2.6%
    Enhance Financial Services Group,
      Inc.................................    2,500        49,375
    Fidelity National Financial, Inc.*....    2,670        56,070
    Frontier Insurance Group, Inc.........    4,500        69,188
    Gallagher (Arthur J.) & Co............    1,200        59,400
    Renaissancere Holdings Limited........    1,500        55,500
                                                      -----------
    TOTAL INSURANCE.......................                289,533
                                                      -----------
MACHINERY -- 4.2%
    JLG Industries, Inc...................    5,900       120,213
    Manitowoc Co., Inc....................    3,900       162,338
    Terex Corp.*..........................    3,500       106,531
    Toro Co...............................    1,800        70,875
                                                      -----------
    TOTAL MACHINERY.......................                459,957
                                                      -----------
MANUFACTURING -- 1.6%
    Clarcor, Inc.*........................    3,000        57,562
    Cognex Corp...........................    3,900       123,094
                                                      -----------
    TOTAL MANUFACTURING...................                180,656
                                                      -----------
METAL PROCESSORS & FABRICATION -- 1.4%
    Intermet Corp.........................    4,300        65,038
    Quanex Corp...........................    3,200        91,200
                                                      -----------
    TOTAL METAL PROCESSORS &
      FABRICATION.........................                156,238
                                                      -----------
METALS & MINING -- 0.6%
    Stillwater Mining Co.*................    2,150        70,278
                                                      -----------

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                            SHARES       VALUE
                                            ------       -----
MULTI-INDUSTRY -- 0.6%
    Mascotech, Inc........................    4,100   $    69,444
                                                      -----------
OIL (DOMESTIC) -- 1.4%
    Devon Energy Corp.....................    2,400        85,800
    Stone Energy Corp.*...................    1,700        72,038
                                                      -----------
    TOTAL OIL (DOMESTIC)..................                157,838
                                                      -----------
OIL -- FIELD SERVICES -- 0.4%
    Oceaneering International, Inc.*......    2,600        41,925
                                                      -----------
PHARMACEUTICALS -- 3.8%
    Alpharma, Inc. Class A*...............    3,200       113,800
    Medimmune, Inc.*......................    1,800       121,950
    Priority Healthcare Corp., Class B*...    1,477        50,957
    Roberts Pharmaceutical Corp.*.........    3,600        87,300
    Watson Pharmaceuticals, Inc.*.........    1,300        45,581
                                                      -----------
    TOTAL PHARMACEUTICALS.................                419,588
                                                      -----------
PRINTING & PUBLISHING -- 1.5%
    Consolidated Graphics, Inc.*..........    1,800        90,000
    World Color Press, Inc.*..............    2,900        79,750
                                                      -----------
    TOTAL PRINTING & PUBLISHING...........                169,750
                                                      -----------
RESTAURANT/LODGING -- 3.6%
    CEC Entertainment, Inc.*..............    3,400       143,650
    Foodmaker, Inc.*......................    4,000       113,500
    MeriStar Hospitality Corp.*...........    2,700        60,581
    Ruby Tuesday, Inc.....................    3,800        72,200
                                                      -----------
    TOTAL RESTAURANT/LODGING..............                389,931
                                                      -----------
RETAIL -- 7.4%
    Ann Taylor Stores Corp.*..............    2,900       130,500
    Cato Corp. Class A....................    3,800        44,175
    Hollywood Entertainment Corp.*........    4,400        86,075
    Linens 'n Things, Inc.*...............    2,200        96,250
    Musicland Stores Corp.*...............    6,100        54,137
    Rent-A-Center Inc*....................    2,600        62,400
    Ross Stores, Inc......................    3,500       176,313
    ShopKo Stores, Inc....................    1,200        43,500
    Zale Corp.*...........................    3,000       120,000
                                                      -----------
    TOTAL RETAIL..........................                813,350
                                                      -----------
RETAIL FOOD/DRUG -- 1.0%
    Casey's General Stores, Inc...........    2,500        37,500
    Whole Foods Market, Inc...............    1,400        67,288
                                                      -----------
    TOTAL RETAIL FOOD/DRUG................                104,788
                                                      -----------


                                            SHARES       VALUE
                                            ------       -----
SEMI CONDUCTORS/INSTRUMENTATION -- 6.8%
    Dallas Semiconductor Corp.............    1,300   $    65,650
    Electro Scientific Industries,
      Inc.*...............................    2,300        96,097
    Lattice Semiconductor Corp.*..........    1,700       105,825
    Novellus Systems, Inc.*...............    1,900       129,675
    PMC-Sierra, Inc.*.....................    1,500        88,406
    Powerwave Technologies, Inc...........    2,100        67,725
    Unitrode Corp.........................    3,400        97,538
    Vitesse Semiconductor Corp.*..........    1,400        94,413
                                                      -----------
    TOTAL SEMI
      CONDUCTORS/INSTRUMENTATION..........                745,329
                                                      -----------
TELECOMMUNICATIONS -- 3.4%
    CommScope, Inc........................    4,300       132,225
    InterVoice, Inc.*.....................    5,200        75,075
    TALK.com, Inc.*.......................    3,000        33,750
    Xircom, Inc.*.........................    4,400       132,275
                                                      -----------
    TOTAL TELECOMMUNICATIONS..............                373,325
                                                      -----------
TRANSPORTATION -- 2.5%
    M.S. Carriers, Inc.*..................    3,800       112,694
    Rollins Truck Leasing.................      500         5,563
    USFreightways Corp....................    3,300       152,831
                                                      -----------
    TOTAL TRANSPORTATION..................                271,088
                                                      -----------
UTILITIES -- ELECTRIC -- 2.6%
    Calpine Corp.*........................    1,700        91,800
    TNP Enterprises, Inc..................    3,300       119,625
    United Illuminating Co................    1,700        72,144
                                                      -----------
    TOTAL UTILITIES -- ELECTRIC...........                283,569
                                                      -----------
UTILITIES -- GAS & PIPELINE -- 2.0%
    Energen Corp..........................    4,400        81,950
    Piedmont Natural Gas Co., Inc.........    1,400        43,575
    Southwest Gas Corp....................    3,100        88,738
                                                      -----------
    TOTAL UTILITIES -- GAS & PIPELINE.....                214,263
                                                      -----------
TOTAL INVESTMENTS -- 100.3% (COST
  $9,662,453).............................             10,990,943
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)........................                (35,775)
                                                      -----------
NET ASSETS -- 100.0%......................            $10,955,168
                                                      ===========

--------------------------------------------------------------------------------

* Non-income producing security.

See Notes to Financial Statements.

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
COMMON STOCK -- 92.4%
AUSTRALIA -- 2.9%
    Australia & New Zealand Banking Group
      Ltd. ..............................   12,907   $    94,909
    Broken Hill Proprietary Co. Ltd. ....    6,767        78,387
    New Corp., Ltd. .....................    8,700        74,230
    Pasminco, Ltd. ......................   50,454        55,706
    Telstra Corp., Ltd. .................    7,591        43,498
                                                     -----------
    TOTAL AUSTRALIA......................                346,730
                                                     -----------
BRAZIL -- 1.3%
    Companhia Cervejaria Brahma..........   51,700        28,461
    Embartel Participacoes SA ADR........    2,000        27,750
    Petroleo Brasileiro SA...............  269,500        41,498
    Telebras ADR.........................      400            25
    Telecomunicacoes Brasileiras SA ADR
      Pfd.*..............................      400        36,075
    Telesp Participacoes SA ADR..........    1,000        22,875
                                                     -----------
    TOTAL BRAZIL.........................                156,684
                                                     -----------
CANADA -- 2.7%
    Alcan Aluminium Ltd. ................    3,400       107,395
    Canadian Imperial Bank...............    3,500        82,767
    Canadian National Railway Co. .......    1,300        87,100
    Newbridge Networks Corp. ............    1,400        40,674
                                                     -----------
    TOTAL CANADA.........................                317,936
                                                     -----------
DENMARK -- 0.7%
    Unidanmark A/S.......................    1,200        80,091
                                                     -----------
FINLAND -- 2.2%
    Nokia AB Oyj.........................    2,321       203,454
    UPM-Kymmene Oyj......................    2,100        60,205
                                                     -----------
    TOTAL FINLAND........................                263,659
                                                     -----------
FRANCE -- 13.0%
    Accor SA.............................      800       200,891
    Alcatel Alsthom......................      520        73,199
    Alstom...............................    1,100        34,599
    Axa-UAP..............................      770        93,939
    Banque Nationale de Paris............      902        75,160
    Compagnie de Saint Gobain............      600        95,599
    Compagnie Financiere de Paribas......    1,520       170,390
    Compagnie Generale des Etablissements
      Michelin...........................    2,200        90,003
    Elf Aquitaine........................      800       117,400
    Etablissements Economiques du Casino
      Guichard-Perrachon SA..............      360        31,557
    Societe Generale.....................      600       105,746
    Suez Lyonnaise des Eaux..............      800       144,295
    Total SA.............................    1,450       187,067
    Vivendi SA...........................    1,650       133,660
                                                     -----------
    TOTAL FRANCE.........................              1,553,505
                                                     -----------
GERMANY -- 9.2%
    Allianz AG...........................      300        83,842
    Bayer AG.............................    3,510       146,057
    DaimlerChrysler AG...................    1,290       112,679
    Deutsche Bank AG.....................    1,000        60,948
    Hoechst AG...........................    3,040       137,002
    Mannesmann AG........................    1,250       186,917
    Muenchener Rueckversicherungs-
      Gesellschaft AG....................      500        94,206
    Siemens AG...........................    2,280       175,877
    VEBA AG..............................    1,761       103,879
                                                     -----------
    TOTAL GERMANY........................              1,101,407
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
HONG KONG -- 1.4%
    Cheung Kong Holdings Ltd. ...........    8,000   $    71,147
    China Telecom (Hong Kong), Ltd. .....    9,300        25,831
    China Telecom (Hong Kong), Ltd. ADR..      400        22,800
    New World Development Co., Ltd. .....   11,000        32,963
    Sun Hung Kai Properties..............    2,000        18,238
                                                     -----------
    TOTAL HONG KONG......................                170,979
                                                     -----------
HUNGARY -- 0.0%+
    Magyar Tavkozlesi Rt ADR.............      200         5,500
                                                     -----------
IRELAND -- 0.9%
    Allied Irish Banks PLC...............    8,462       111,244
                                                     -----------
ITALY -- 1.5%
    Credito Italiano SPA.................    9,400        41,296
    Telecom Italia SPA...................   13,800       143,454
                                                     -----------
    TOTAL ITALY..........................                184,750
                                                     -----------
JAPAN -- 16.2%
    Bank of Tokyo -- Mitsubishi, Ltd. ...    6,000        85,412
    Bridgestone Corp. ...................    1,000        30,239
    Dai Nippon Printing Co., Ltd. .......    4,000        63,948
    Eisai Co., Ltd. .....................    3,000        59,115
    Fuji Machine Manufacturing Co. ......    1,000        30,817
    Fujisawa Pharmaceutical Co., Ltd. ...    5,000        81,381
    Fujitsu Ltd. ........................    3,000        60,354
    Hitachi Ltd. ........................   11,000       103,151
    Kao Corp. ...........................    2,000        56,182
    Mabuchi Motor........................      400        37,179
    Matsumotokiyoshi.....................    2,300       137,769
    Matsushita Communication Industrial
      Co., Ltd. .........................      600        42,880
    Matsushita Electric Industrial Co.,
      Ltd. ..............................    2,000        38,831
    Nikko Securities Co., Ltd. ..........    7,000        45,168
    Nippon Telegraph & Telephone
      Corp. .............................   10,000       116,494
    NTT DoCoMo...........................    5,000        67,748
    Olympus Optical Co., Ltd. ...........    8,000       118,246
    Sharp Corp. .........................    6,000        70,888
    Sony Corp. ..........................    1,900       204,856
    Takeda Chemical Industries...........    2,000        92,700
    Takefuji Corp. ......................    1,900       196,379
    Tokyo Style Co., Ltd. ...............    3,000        32,222
    Toshiba Corp. .......................   17,000       121,212
    Yamanouchi Pharmaceutical Co.,
      Ltd. ..............................    1,000        38,253
                                                     -----------
    TOTAL JAPAN..........................              1,931,424
                                                     -----------
KOREA -- 0.0%+
    SK Telecom Co., Ltd. ADR.............       47           796
                                                     -----------
MEXICO -- 0.9%
    Fomento Economico Mexicano SA de CV
      ADR................................      500        19,937
    Grupo Televisa GDR...................      800        35,850
    Panamerican Beverages, Inc. ADR......    1,000        23,812
    Telefonos de Mexico SA ADR...........      400        32,325
                                                     -----------
    TOTAL MEXICO.........................                111,924
                                                     -----------

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
NETHERLANDS -- 8.4%
    Gucci Group NV.......................    2,100   $   147,000
    ING Groep NV.........................    2,838       153,654
    Koninklijke Ahold NV.................    3,190       109,877
    Koninklijke KPN NV...................    1,421        66,677
    Philips Electronics NV...............    2,392       235,949
    Royal Dutch Petroleum Co. ...........    1,300        76,149
    Unilever NV..........................    2,966       199,889
    Unilever NV Cumulative Preferred.....    2,650        14,211
                                                     -----------
    TOTAL NETHERLANDS....................              1,003,406
                                                     -----------
NEW ZEALAND -- 0.3%
    Telecom Corp., Ltd. ADR..............    1,100        38,431
                                                     -----------
PHILIPPINES -- 0.2%
    Metropolitan Bank & Trust Co. .......    2,000        19,974
                                                     -----------
SINGAPORE -- 0.6%
    Oversea-Chinese Banking Corp.,
      Ltd. ..............................    5,000        41,704
    Overseas Union Bank Ltd. ............    6,000        28,899
                                                     -----------
    TOTAL SINGAPORE......................                 70,603
                                                     -----------
SOUTH AFRICA -- 0.2%
    South African Breweries Ltd. ........    2,200        19,104
                                                     -----------
SPAIN -- 4.3%
    Banco Popular........................    1,400       100,703
    Endesa SA............................    5,500       117,296
    Repsol SA............................    3,600        73,509
    Telefonica SA........................    1,530        73,701
    Telefonica SA ADR....................      978       144,159
                                                     -----------
    TOTAL SPAIN..........................                509,368
                                                     -----------
SWEDEN -- 3.0%
    Ericsson, (L.M.) Telephone Co.
      Cl-B...............................    2,770        88,785
    Hennes Mauritz AB....................    2,080        51,378
    Nordbanken Holding AB................   11,750        68,689
    Pharmacia & Upjohn, Inc. ............    2,600       143,735
                                                     -----------
    TOTAL SWEDEN.........................                352,587
                                                     -----------
SWITZERLAND -- 5.7%
    Alusuisse Lonza Group AG.............       30        34,967
    Credit Suisse Group..................      770       133,238
    Holderbank Financiere Glarus AG......       60        70,823
    Nestle SA............................      116       209,004
    Novartis AG..........................       70       102,213
    Roche Holdings AG....................        4        41,117
    Swisscom AG*.........................      220        82,787
                                                     -----------
    TOTAL SWITZERLAND....................                674,149
                                                     -----------
THAILAND -- 0.3%
    Siam Commerical Bank -- Wts..........   50,000        32,204
                                                     -----------
UNITED KINGDOM -- 16.1%
    Barclays PLC.........................    3,300        96,025
    BP Amoco PLC.........................   15,830       283,712
    British Airways PLC..................    4,500        31,051
    British Telecommunications PLC.......    3,754        62,902
    Cadbury Schweppes PLC................   12,200        77,692


                                           SHARES       VALUE
                                           ------       -----
    Diageo PLC...........................    9,432   $    98,498
    Granada Group PLC....................    3,009        55,826
    HSBC Holdings PLC....................    1,900        67,297
    Imperial Chemical Industries PLC.....    8,000        79,067
    National Westminster Bank PLC........    6,900       146,288
    Prudential Corp. PLC.................    5,700        83,919
    Reckitt & Colman PLC.................    4,000        41,709
    Reed International PLC...............    3,900        26,019
    Scottish Power PLC...................    9,200        79,470
    Siebe PLC............................   21,200       100,336
    Smith and Nephew PLC.................   13,292        40,385
    Smithkline Beecham PLC...............   25,562       332,217
    South African Breweries PLC..........      600         5,136
    Vodafone Group PLC...................   10,641       209,667
                                                     -----------
    TOTAL UNITED KINGDOM.................              1,917,216
                                                     -----------
UNITED STATES -- 0.4%
    Asia Pulp & Paper -- Wts*............      880         2,310
    Asia Pulp & Paper Co., Ltd. ADR*.....    4,400        42,350
                                                     -----------
    TOTAL UNITED STATES..................                 44,660
                                                     -----------
    TOTAL COMMON STOCK (COST
      $9,762,625)........................             11,018,331
                                                     -----------

                                  MATURITY    PAR
                                    DATE     (000)
                                  --------   -----
REPURCHASE AGREEMENTS -- 7.2%
Warburg Dillon Read
    4.80% dated 06/30/99,
    repurchase price $864,115
    (collateralized by $651,000
    U.S. Treasury Notes,
    12.75%, 11/15/10, market
    value $871,933) (Cost
    $864,000)...................  07/01/99   $864        864,000
                                                     -----------
TOTAL INVESTMENTS -- 99.6% (COST
  $10,626,625)............................            11,882,331
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%.....................                45,278
                                                     -----------
NET ASSETS -- 100.0%......................           $11,927,609
                                                     ===========

Foreign currency exchange contracts outstanding at June 30, 1999:

                                     VALUE AT                 UNREALIZED
FORWARD FOREIGN        SETTLEMENT   SETTLEMENT   CURRENT     APPRECIATION/
CURRENCY CONTRACTS        DATE         DATE       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------
PURCHASE CONTRACTS:
 UK Pounds              07/01/99     $  8,535    $  8,472       $  (63)
 UK Pounds              07/02/99       35,271      34,971         (300)
 UK Pounds              07/06/99       12,753      12,751           (2)
                                     --------    --------       ------
                                     $ 56,559    $ 56,194       $ (365)
                                     ========    ========       ======
SALE CONTRACTS:
 UK Pounds              07/06/99     $  4,542    $  4,519       $   23
 Euro                   07/02/99       51,187      51,029          158
 Japanese Yen           07/15/99      273,407     265,665        7,742
                                     --------    --------       ------
                                     $329,136    $321,213       $7,923
                                     ========    ========       ======

--------------------------------------------------------------------------------
* Non-income producing security.
+ Amount represents less than 0.1% of net assets.
ADR -- American Depository Receipt.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MONEY MARKET           MANAGED
                                                                      FUND              BOND FUND
                                                                -----------------------------------
ASSETS
  Investments in securities at value(a).....................       $4,630,782          $18,025,290
  Repurchase agreements(b)..................................        1,968,000                   --
  Cash......................................................              236                   --
  Receivable for:
     Securities sold........................................           77,096                   --
     Dividends and interest.................................               --              236,163
  Prepaid expense...........................................            1,095                2,869
  Unrealized appreciation on foreign currency exchange
     contracts..............................................               --                   --
                                                                   ----------          -----------
          Total Assets......................................        6,677,209           18,264,322
                                                                   ----------          -----------
LIABILITIES
  Cash overdraft............................................               --               14,328
  Payable for:
     Securities purchased...................................          200,850                   --
     Accrued investment advisory fees.......................            1,063                5,248
     Accrued shareholder servicing and transfer agent
      fees..................................................            1,117                3,149
     Accrued expenses.......................................            7,729               29,208
     Accrued dividends......................................              802               88,070
     Fund shares redeemed...................................               --                   --
  Unrealized depreciation on foreign currency exchange
     contracts..............................................               --                   --
                                                                   ----------          -----------
          Total Liabilities.................................          211,561              140,003
                                                                   ----------          -----------
Net Assets..................................................       $6,465,648          $18,124,319
                                                                   ==========          ===========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001
  par value per share)......................................       $    6,466          $     1,827
Additional paid-in capital..................................        6,459,182           18,460,510
Undistributed net investment income (loss)..................               --                   (1)
Accumulated net realized gain (loss) on investments,
  futures, and foreign currency transactions................               --               (7,536)
Accumulated net unrealized appreciation (depreciation) on
  investments, futures, foreign currency transactions, and
  forward currency contracts................................               --             (330,481)
                                                                   ----------          -----------
Net Assets..................................................       $6,465,648          $18,124,319
                                                                   ==========          ===========
Shares outstanding..........................................        6,465,648            1,827,405
Net asset value, offering and redemption price per share....       $     1.00          $      9.92
                                                                   ==========          ===========
(a) Cost:...................................................       $4,630,782          $18,355,771
                                                                   ==========          ===========
(b) Cost:...................................................       $1,968,000          $        --
                                                                   ==========          ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

      CAPITAL
      INCOME       BLUE CHIP      MID-CAP     AGGRESSIVE    INTERNATIONAL
       FUND          FUND       EQUITY FUND   GROWTH FUND       FUND
-------------------------------------------------------------------------
    $27,293,263   $39,346,358   $16,667,115   $10,990,943    $11,018,331
             --            --            --            --        864,000
          4,500            --            --            --            521
             --            --       352,893            --        202,935
        111,289        38,407         7,041         3,648         42,947
             --         5,964         2,201         1,345             --
             --            --            --            --          7,923
    -----------   -----------   -----------   -----------    -----------
     27,409,052    39,390,729    17,029,250    10,995,936     12,136,657
    -----------   -----------   -----------   -----------    -----------
             --            --        75,023        17,916             --
        103,181            --        81,819            --        137,797
         10,132        15,771         6,894         5,118          6,273
          4,625         6,494         2,839         1,822          2,058
         38,173        64,097        26,719        15,912         62,555
             --            --            --            --             --
             --            --            --            --             --
             --            --            --            --            365
    -----------   -----------   -----------   -----------    -----------
        156,111        86,362       193,294        40,768        209,048
    -----------   -----------   -----------   -----------    -----------
    $27,252,941   $39,304,367   $16,835,956   $10,955,168    $11,927,609
    ===========   ===========   ===========   ===========    ===========
    $     2,149   $     2,308   $     1,097   $     1,017    $       989
     23,528,676    27,409,934    12,306,238    10,760,124     10,196,035
        409,679        73,108        17,097       (14,025)        73,728
        477,299     2,576,951     1,984,721    (1,120,438)       403,554
      2,835,138     9,242,066     2,526,803     1,328,490      1,253,303
    -----------   -----------   -----------   -----------    -----------
    $27,252,941   $39,304,367   $16,835,956   $10,955,168    $11,927,609
    ===========   ===========   ===========   ===========    ===========
      2,148,073     2,307,900     1,097,342     1,017,199        988,540
    $     12.69   $     17.03   $     15.34   $     10.77    $     12.07
    ===========   ===========   ===========   ===========    ===========
    $24,458,125   $30,104,292   $14,140,312   $ 9,662,453    $ 9,762,625
    ===========   ===========   ===========   ===========    ===========
    $        --   $        --   $        --   $        --    $   864,000
    ===========   ===========   ===========   ===========    ===========

PACIFIC INNOVATIONS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MONEY MARKET      MANAGED BOND
                                                                    FUND              FUND
                                                                ------------------------------
INVESTMENT INCOME
  Interest..................................................      $161,310         $ 549,219
  Dividends.................................................            --                --
     Less foreign withholding taxes.........................            --                --
                                                                  --------         ---------
          Total Investment Income...........................       161,310           549,219
                                                                  --------         ---------
EXPENSES
  Investment advisory fees..................................         6,472            31,952
  Shareholder servicing fees................................         5,178            14,607
  Accounting fees...........................................         2,427             6,847
  Custodian fees............................................        14,922             7,065
  Professional fees.........................................         5,302            15,433
  Reports to shareholders...................................           833             4,615
  Trustees' fees and expenses...............................         2,333             6,026
  Insurance fees............................................           614             1,767
  Miscellaneous expenses....................................         3,827            10,420
                                                                  --------         ---------
          Total Expenses....................................        41,908            98,732
          Less: Advisory fee waivers and expense
            reimbursements..................................       (22,492)          (30,263)
                                                                  --------         ---------
          Net Expenses......................................        19,416            68,469
                                                                  --------         ---------
Net Investment Income (Loss)................................       141,894           480,750
                                                                  --------         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
  Investments, futures, and foreign currency transactions...            --            (4,911)
Net change in unrealized appreciation (depreciation) on
  investments, futures, foreign currency transactions, and
  forward currency contracts................................            --          (619,770)
                                                                  --------         ---------
Net Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency Transactions.............................            --          (624,681)
                                                                  --------         ---------
Net Increase (Decrease) in Net Assets from Operations.......      $141,894         $(143,931)
                                                                  ========         =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

       CAPITAL
        INCOME       BLUE CHIP      MID-CAP     AGGRESSIVE    INTERNATIONAL
         FUND           FUND      EQUITY FUND   GROWTH FUND       FUND
    -----------------------------------------------------------------------
      $  236,743     $   13,529   $    7,863     $   3,876     $   15,910
         287,489        209,691       83,170        34,226        138,100
              --             --           --            --         (3,652)
      ----------     ----------   ----------     ---------     ----------
         524,232        223,220       91,033        38,102        150,358
      ----------     ----------   ----------     ---------     ----------
          60,568         93,782       40,128        29,859         36,718
          21,067         29,422       12,589         8,097          9,180
           9,875         13,792        5,901         3,796          4,303
           8,414         10,089       11,864         3,000         69,432
          21,454         30,443       12,676         7,738          8,974
           6,422          9,657        3,618         1,866          2,254
           8,461         11,174        4,930         3,265          3,580
           2,569          3,463        1,812         1,293          1,302
          15,312         22,544        9,013         5,867          6,656
      ----------     ----------   ----------     ---------     ----------
         154,142        224,366      102,531        64,781        142,399
         (39,589)       (51,513)     (28,570)      (12,654)       (71,257)
      ----------     ----------   ----------     ---------     ----------
         114,553        172,853       73,961        52,127         71,142
      ----------     ----------   ----------     ---------     ----------
         409,679         50,367       17,072       (14,025)        79,216
      ----------     ----------   ----------     ---------     ----------
       1,307,436      2,560,221    1,017,236      (661,678)     1,079,002
         881,145      1,293,629     (319,138)      913,784        102,273
      ----------     ----------   ----------     ---------     ----------
       2,188,581      3,853,850      698,098       252,106      1,181,275
      ----------     ----------   ----------     ---------     ----------
      $2,598,260     $3,904,217   $  715,170     $ 238,081     $1,260,491
      ==========     ==========   ==========     =========     ==========

--------------------------------------------------------------------------------

PACIFIC INNOVATIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       MONEY MARKET FUND                MANAGED BOND FUND               CAPITAL INCOME FUND
                                 ------------------------------   ------------------------------   ------------------------------
                                  FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR
                                 MONTHS ENDED        ENDED        MONTHS ENDED        ENDED        MONTHS ENDED        ENDED
                                 JUNE 30, 1999    DECEMBER 31,    JUNE 30, 1999    DECEMBER 31,    JUNE 30, 1999    DECEMBER 31,
                                  (UNAUDITED)         1998         (UNAUDITED)         1998         (UNAUDITED)         1998
                                 ------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income
    (loss).....................   $  141,894      $   300,809      $   480,750     $   853,582      $   409,679     $   727,595
  Net realized gain (loss) on
    investments, futures, and
    foreign currency
    transactions...............           --               --           (4,911)         43,500        1,307,436        (682,329)
  Net change in unrealized
    appreciation (depreciation)
    on investments, futures,
    foreign exchange
    transactions, and forward
    currency contracts.........           --               --         (619,770)        130,906          881,145       1,472,926
                                  ----------      -----------      -----------     -----------      -----------     -----------
         Net Increase
           (Decrease) in Net
           Assets from
           Operations..........      141,894          300,809         (143,931)      1,027,988        2,598,260       1,518,192
                                  ----------      -----------      -----------     -----------      -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
  Distributions to shareholders
    from net investment
    income.....................     (141,894)        (300,809)        (480,751)       (853,607)              --        (727,595)
  Distributions to shareholders
    from net capital gains.....           --               --               --         (21,490)              --              --
  Distributions to shareholders
    in excess of net capital
    gains......................           --               --               --              --               --              --
                                  ----------      -----------      -----------     -----------      -----------     -----------
         Total Dividends and
           Distributions to
           Shareholders........     (141,894)        (300,809)        (480,751)       (875,097)              --        (727,595)
                                  ----------      -----------      -----------     -----------      -----------     -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold....      231,370        4,092,858          575,775       6,609,441          189,810       8,036,993
  Net asset value of shares
    issued in reinvestment of
    dividends and
    distributions..............      141,944          300,975          392,681         875,097               --         727,595
  Cost of shares redeemed......     (687,908)      (4,312,128)        (683,006)       (932,270)      (1,572,606)     (1,188,322)
                                  ----------      -----------      -----------     -----------      -----------     -----------
    Increase (Decrease) in Net
      Assets from Capital Share
      Transactions.............     (314,594)          81,705          285,450       6,552,268       (1,382,796)      7,576,266
                                  ----------      -----------      -----------     -----------      -----------     -----------
         Total Increase
           (Decrease) in Net
           Assets..............     (314,594)          81,705         (339,232)      6,705,159        1,215,464       8,366,863
NET ASSETS
  Beginning of Period..........    6,780,242        6,698,537       18,463,551      11,758,392       26,037,477      17,670,614
                                  ----------      -----------      -----------     -----------      -----------     -----------
  End of Period(1).............   $6,465,648      $ 6,780,242      $18,124,319     $18,463,551      $27,252,941     $26,037,477
                                  ==========      ===========      ===========     ===========      ===========     ===========
SHARES ISSUED AND REDEEMED
  Shares sold..................      231,370        4,092,858           56,777         645,696           15,984         708,320
  Shares issued in reinvestment
    of dividends and
    distributions..............      141,944          300,975           38,840          85,546               --          63,214
  Shares redeemed..............     (687,908)      (4,312,128)         (67,609)        (90,636)        (130,102)       (107,245)
                                  ----------      -----------      -----------     -----------      -----------     -----------
         Net Increase
           (Decrease) in Shares
           Outstanding.........     (314,594)          81,705           28,008         640,606         (114,118)        664,289
                                  ==========      ===========      ===========     ===========      ===========     ===========
---------------------------------------------------------------------------------------------------------------------------------
(1) Includes undistributed net
    investment income(loss) of:   $       --      $        --      $        (1)    $        --      $   409,679     $        --
                                  ==========      ===========      ===========     ===========      ===========     ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

            BLUE CHIP FUND                MID-CAP EQUITY FUND             AGGRESSIVE GROWTH FUND
    ------------------------------   ------------------------------   ------------------------------
     FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR     FOR THE SIX     FOR THE YEAR
    MONTHS ENDED        ENDED        MONTHS ENDED        ENDED        MONTHS ENDED        ENDED
    JUNE 30, 1999    DECEMBER 31,    JUNE 30, 1999    DECEMBER 31,    JUNE 30, 1999    DECEMBER 31,
     (UNAUDITED)         1998         (UNAUDITED)         1998         (UNAUDITED)         1998
    ------------------------------------------------------------------------------------------------
    $     50,367     $   194,850      $    17,072     $    50,765      $   (14,025)    $   (34,982)
       2,560,221         463,907        1,017,236       1,067,593         (661,678)       (354,218)
       1,293,629       6,076,911         (319,138)      1,223,129          913,784         143,259
     -----------     -----------      -----------     -----------      -----------     -----------
       3,904,217       6,735,668          715,170       2,341,487          238,081        (245,941)
     -----------     -----------      -----------     -----------      -----------     -----------
              --        (194,641)              --         (50,746)              --              --
              --        (308,104)              --         (85,942)              --              --
              --              --               --              --               --              --
     -----------     -----------      -----------     -----------      -----------     -----------
              --        (502,745)              --        (136,688)              --              --
     -----------     -----------      -----------     -----------      -----------     -----------
       1,237,203      10,719,035          187,408       3,642,086          137,102       2,377,397
              --         502,744               --         136,687               --              --
      (1,414,628)     (1,787,588)        (556,336)       (642,239)        (463,891)       (492,913)
     -----------     -----------      -----------     -----------      -----------     -----------
        (177,425)      9,434,191         (368,928)      3,136,534         (326,789)      1,884,484
     -----------     -----------      -----------     -----------      -----------     -----------
       3,726,792      15,667,114          346,242       5,341,333          (88,708)      1,638,543
      35,577,575      19,910,461       16,489,714      11,148,381       11,043,876       9,405,333
     -----------     -----------      -----------     -----------      -----------     -----------
    $ 39,304,367     $35,577,575      $16,835,956     $16,489,714      $10,955,168     $11,043,876
     ===========     ===========      ===========     ===========      ===========     ===========
          77,536         789,296           13,305         282,273           14,231         223,052
              --          34,295               --          10,106               --              --
         (88,957)       (130,461)         (38,409)        (51,448)         (46,924)        (51,520)
     -----------     -----------      -----------     -----------      -----------     -----------
         (11,421)        693,130          (25,104)        240,931          (32,693)        171,532
     ===========     ===========      ===========     ===========      ===========     ===========
----------------------------------------------------------------------------------------------------
    $     73,108     $    22,741      $    17,097     $        25      $   (14,025)    $        --
     ===========     ===========      ===========     ===========      ===========     ===========

           INTERNATIONAL FUND
     ------------------------------
      FOR THE SIX     FOR THE YEAR
     MONTHS ENDED        ENDED
     JUNE 30, 1999    DECEMBER 31,
      (UNAUDITED)         1998
     ------------------------------
      $    79,216     $    98,514
        1,079,002        (476,769)
          102,273       1,392,491
      -----------     -----------
        1,260,491       1,014,236
      -----------     -----------
               --         (98,849)
               --              --
               --              --
      -----------     -----------
               --         (98,849)
      -----------     -----------
           74,803       1,650,092
               --          98,849
         (480,704)       (627,340)
      -----------     -----------
         (405,901)      1,121,601
      -----------     -----------
          854,590       2,036,988
       11,073,019       9,036,031
      -----------     -----------
      $11,927,609     $11,073,019
      ===========     ===========
            6,680         153,771
               --           9,135
          (41,595)        (61,956)
      -----------     -----------
          (34,915)        100,950
      ===========     ===========
--------------------------------------------------
      $    73,728     $    (5,488)
      ===========     ===========

PACIFIC INNOVATIONS TRUST
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             FOR THE SIX       FOR THE YEAR      FOR THE PERIOD
                                                            MONTHS ENDED          ENDED              ENDED
                                                            JUNE 30, 1999      DECEMBER 31,       DECEMBER 31,
                                                             (UNAUDITED)           1998             1997(1)
                                                            ---------------------------------------------------
Net Asset Value, beginning of period....................       $ 1.00             $ 1.00             $ 1.00
                                                               ------             ------             ------
Net investment income...................................         0.02               0.05               0.04
Net realized and unrealized gain on investments.........           --                 --                 --
                                                               ------             ------             ------
Total from investment operations........................         0.02               0.05               0.04
                                                               ------             ------             ------
Dividends from net investment income....................        (0.02)             (0.05)             (0.04)
                                                               ------             ------             ------
Net Asset Value, end of period..........................       $ 1.00             $ 1.00             $ 1.00
                                                               ======             ======             ======
Total return............................................        2.20%**            5.07%              4.22%**
                                                               ======             ======             ======
Net assets, end of period (in thousands)................       $6,466             $6,780             $6,699
                                                               ======             ======             ======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements..................        0.60%*             0.60%              0.60%*
                                                               ======             ======             ======
  Before fee waivers and reimbursements.................        1.30%*             1.37%              1.47%*
                                                               ======             ======             ======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements..................        4.38%*             4.95%              5.00%*
                                                               ======             ======             ======
  Before fee waivers and reimbursements.................        3.68%*             4.18%              4.13%*
                                                               ======             ======             ======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
MANAGED BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             FOR THE SIX       FOR THE YEAR      FOR THE PERIOD
                                                            MONTHS ENDED          ENDED              ENDED
                                                            JUNE 30, 1999      DECEMBER 31,       DECEMBER 31,
                                                             (UNAUDITED)           1998             1997(1)
                                                            ---------------------------------------------------
Net Asset Value, beginning of period....................      $  10.26           $ 10.15            $ 10.00
                                                              --------           -------            -------
Net investment income...................................          0.26              0.55               0.49
Net realized and unrealized gain (loss) on
  investments...........................................         (0.34)             0.12               0.15
                                                              --------           -------            -------
Total from investment operations........................         (0.08)             0.67               0.64
                                                              --------           -------            -------
Dividends from net investment income....................         (0.26)            (0.55)             (0.49)
Distributions from net capital gains....................            --             (0.01)                --
                                                              --------           -------            -------
Total distributions.....................................         (0.26)            (0.56)             (0.49)
                                                              --------           -------            -------
Net Asset Value, end of period..........................      $   9.92           $ 10.26            $ 10.15
                                                              ========           =======            =======
Total return............................................         (0.74)%**           6.89%            6.59%**
                                                              ========           =======            =======
Net assets, end of period (in thousands)................      $ 18,124           $18,464            $11,758
                                                              ========           =======            =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements..................         0.75%*            0.75%              0.75%*
                                                              ========           =======            =======
  Before fee waivers and reimbursements.................         1.08%*            1.20%              1.39%*
                                                              ========           =======            =======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements..................         5.27%*            5.52%              6.12%*
                                                              ========           =======            =======
  Before fee waivers and reimbursements.................         4.94%*            5.07%              5.48%*
                                                              ========           =======            =======
Portfolio turnover rate.................................        27.46%            43.71%            104.36%
                                                              ========           =======            =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
CAPITAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     FOR THE SIX       FOR THE YEAR      FOR THE PERIOD
                                                    MONTHS ENDED          ENDED              ENDED
                                                    JUNE 30, 1999      DECEMBER 31,       DECEMBER 31,
                                                     (UNAUDITED)           1998             1997(1)
                                                    ---------------------------------------------------
Net Asset Value, beginning of period............       $ 11.51           $ 11.06            $ 10.00
                                                       -------           -------            -------
Net investment income...........................          0.19              0.33               0.17
Net realized and unrealized gain on
  investments...................................          0.99              0.45               1.30
                                                       -------           -------            -------
Total from investment operations................          1.18              0.78               1.47
                                                       -------           -------            -------
Dividends from net investment income............            --             (0.33)             (0.17)
Distributions from net capital gains............            --                --              (0.14)
Distributions in excess of net capital gains....            --                --              (0.10)
                                                       -------           -------            -------
Total distributions.............................            --             (0.33)             (0.41)
                                                       -------           -------            -------
Net Asset Value, end of period..................       $ 12.69           $ 11.51            $ 11.06
                                                       =======           =======            =======
Total return....................................        10.25%**           7.06%             14.75%**
                                                       =======           =======            =======
Net assets, end of period (in thousands)........       $27,253           $26,037            $17,671
                                                       =======           =======            =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements..........         0.87%*            0.87%              0.87%*
                                                       =======           =======            =======
  Before fee waivers and reimbursements.........         1.17%*            1.30%              1.52%*
                                                       =======           =======            =======
Ratio of net investment income to average net
  assets:
  After fee waivers and reimbursements..........         3.11%*            3.33%              3.24%*
                                                       =======           =======            =======
  Before fee waivers and reimbursements.........         2.81%*            2.90%              2.59%*
                                                       =======           =======            =======
Portfolio turnover rate.........................        28.80%            56.90%             44.98%
                                                       =======           =======            =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             FOR THE SIX       FOR THE YEAR      FOR THE PERIOD
                                                            MONTHS ENDED          ENDED              ENDED
                                                            JUNE 30, 1999      DECEMBER 31,       DECEMBER 31,
                                                             (UNAUDITED)           1998             1997(1)
                                                            ---------------------------------------------------
Net Asset Value, beginning of period....................      $  15.34           $ 12.24            $ 10.00
                                                              --------           -------            -------
Net investment income (loss)............................         (0.01)             0.08               0.06
Net realized and unrealized gain on investments.........          1.70              3.23               2.27
                                                              --------           -------            -------
Total from investment operations........................          1.69              3.31               2.33
                                                              --------           -------            -------
Dividends from net investment income....................            --             (0.08)             (0.06)
Distributions from net capital gains....................            --             (0.13)                --
Distributions in excess of net capital gains............            --                --              (0.03)
                                                              --------           -------            -------
Total distributions.....................................            --             (0.21)             (0.09)
                                                              --------           -------            -------
Net Asset Value, end of period..........................      $  17.03           $ 15.34            $ 12.24
                                                              ========           =======            =======
Total return............................................        11.02%**          27.20%             23.27%**
                                                              ========           =======            =======
Net assets, end of period (in thousands)................      $ 39,304           $35,578            $19,910
                                                              ========           =======            =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements..................         0.94%*            0.94%              0.94%*
                                                              ========           =======            =======
  Before fee waivers and reimbursements.................         1.22%*            1.40%              1.53%*
                                                              ========           =======            =======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements..................         0.27%*            0.70%              1.00%*
                                                              ========           =======            =======
  Before fee waivers and reimbursements.................         (0.01)%*            0.24%            0.41%*
                                                              ========           =======            =======
Portfolio turnover rate.................................        29.84%            57.70%             44.93%
                                                              ========           =======            =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
MID-CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             FOR THE SIX       FOR THE YEAR      FOR THE PERIOD
                                                            MONTHS ENDED          ENDED              ENDED
                                                            JUNE 30, 1999      DECEMBER 31,       DECEMBER 31,
                                                             (UNAUDITED)           1998             1997(1)
                                                            ---------------------------------------------------
Net Asset Value, beginning of period....................      $  14.69           $  12.65           $  10.00
                                                              --------           --------           --------
Net investment income...................................          0.02               0.05               0.05
Net realized and unrealized gain on investments.........          0.63               2.12               2.73
                                                              --------           --------           --------
Total from investment operations........................          0.65               2.17               2.78
                                                              --------           --------           --------
Dividends from net investment income....................            --              (0.05)             (0.05)
Distributions from net capital gains....................            --              (0.08)             (0.06)
Distributions in excess of net capital gains............            --                 --              (0.02)
                                                              --------           --------           --------
Total distributions.....................................            --              (0.13)             (0.13)
                                                              --------           --------           --------
Net Asset Value, end of period..........................      $  15.34           $  14.69           $  12.65
                                                              ========           ========           ========
Total return............................................         4.42%**           17.18%             27.80%**
                                                              ========           ========           ========
Net assets, end of period (in thousands)................      $ 16,836           $ 16,490           $ 11,148
                                                              ========           ========           ========
Ratio of expenses to average net assets:
  After fee waivers and reimbursements..................         0.94%*             0.94%              0.94%*
                                                              ========           ========           ========
  Before fee waivers and reimbursements.................         1.30%*             1.43%              1.62%*
                                                              ========           ========           ========
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements..................         0.22%*             0.38%              0.66%*
                                                              ========           ========           ========
  Before fee waivers and reimbursements.................         (0.14)%*          (0.11)%              (0.02)%*
                                                              ========           ========           ========
Portfolio turnover rate.................................        46.94%             95.07%             55.74%
                                                              ========           ========           ========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            FOR THE SIX        FOR THE YEAR       FOR THE PERIOD
                                                           MONTHS ENDED           ENDED               ENDED
                                                           JUNE 30, 1999       DECEMBER 31,        DECEMBER 31,
                                                            (UNAUDITED)            1998              1997(1)
                                                           -----------------------------------------------------
Net Asset Value, beginning of period...................      $  10.52            $  10.71            $  10.00
                                                             --------            --------            --------
Net investment income (loss)...........................         (0.01)              (0.03)              (0.03)
Net realized and unrealized gain (loss) on
  investments..........................................          0.26               (0.16)               1.76
                                                             --------            --------            --------
Total from investment operations.......................          0.25               (0.19)               1.73
                                                             --------            --------            --------
Distributions from net capital gains...................            --                  --               (0.92)
Distributions in excess of net capital gains...........            --                  --               (0.10)
                                                             --------            --------            --------
Total distributions....................................            --                  --               (1.02)
                                                             --------            --------            --------
Net Asset Value, end of period.........................      $  10.77            $  10.52            $  10.71
                                                             ========            ========            ========
Total return...........................................         2.38%**           (1.77)%              17.65%**
                                                             ========            ========            ========
Net assets, end of period (in thousands)...............      $ 10,955            $ 11,044            $  9,405
                                                             ========            ========            ========
Ratio of expenses to average net assets:
  After fee waivers and reimbursements.................         1.03%*              1.02%               1.03%*
                                                             ========            ========            ========
  Before fee waivers and reimbursements................         1.28%*              1.72%               1.73%*
                                                             ========            ========            ========
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements.................       (0.28)%*            (0.34)%             (0.53)%*
                                                             ========            ========            ========
  Before fee waivers and reimbursements................       (0.53)%*            (1.04)%             (1.20)%*
                                                             ========            ========            ========
Portfolio turnover rate................................        44.01%             262.74%              99.05%
                                                             ========            ========            ========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            FOR THE SIX        FOR THE YEAR       FOR THE PERIOD
                                                           MONTHS ENDED           ENDED               ENDED
                                                           JUNE 30, 1999       DECEMBER 31,        DECEMBER 31,
                                                            (UNAUDITED)            1998              1997(1)
                                                           -----------------------------------------------------
Net Asset Value, beginning of period...................       $ 10.82            $   9.80            $  10.00
                                                              -------            --------            --------
Net investment income..................................          0.08                0.10                0.09
Net realized and unrealized gain (loss) on investments
  and foreign currency transactions....................          1.17                1.02               (0.01)
                                                              -------            --------            --------
Total from investment operations.......................          1.25                1.12                0.08
                                                              -------            --------            --------
Dividends from net investment income...................            --               (0.10)              (0.09)
Distributions from net capital gains...................            --                  --                  --
Distributions in excess of net capital gains...........            --                  --               (0.19)
                                                              -------            --------            --------
Total distributions....................................            --               (0.10)              (0.28)
                                                              -------            --------            --------
Net Asset Value, end of period.........................       $ 12.07            $  10.82            $   9.80
                                                              =======            ========            ========
Total return...........................................        11.55%**            11.63%               0.56%**
                                                              =======            ========            ========
Net assets, end of period (in thousands)...............       $11,928            $ 11,073            $  9,036
                                                              =======            ========            ========
Ratio of expenses to average net assets:
  After fee waivers and reimbursements.................         1.24%*              1.24%               1.24%*
                                                              =======            ========            ========
  Before fee waivers and reimbursements................         2.48%*              3.57%               3.19%*
                                                              =======            ========            ========
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements.................         1.38%*              0.95%               1.39%*
                                                              =======            ========            ========
  Before fee waivers and reimbursements................         0.14%*            (1.38)%             (0.56)%*
                                                              =======            ========            ========
Portfolio turnover rate................................        64.70%             151.18%              53.23%
                                                              =======            ========            ========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Pacific Innovations Trust (the "Trust"), was organized under the laws of the State of Delaware on September 25, 1996, as a "Delaware Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations on March 1, 1997 and operates as a series company comprising seven funds: the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund and International Fund.

The Trust is the funding vehicle for variable annuity contracts administered by Pacific Life Insurance Company. Bank of America National Trust and Savings Association, a subsidiary of Bank of America Corporation, serves as the Funds' investment advisor. Scudder Kemper Investments, Inc. and Wellington Management Company, LLP serve as sub-advisors to the Managed Bond Fund and the International Fund, respectively.

On October 1, 1998, BankAmerica Corp., the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name Bank of America. Bank of America continues to serve the Trust on substantially identical terms as described in Note 2.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principals.

Security Valuation

Portfolio securities listed on an exchange and over the counter securities quoted on the NASDAQ system are valued at the close of regular trading on each business day the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale price on the securities exchange or securities market in which such securities are primarily traded. Securities not listed on an exchange or securities market, or securities for which there were no transactions, are valued at the mean between the current bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services, approved by the board of directors. Any securities or other assets for which recent market quotations are not readily available are valued as determined in good faith by or at the direction of the Board of Trustees.

Short Term obligations which mature in sixty days or less are valued at amortized cost. Short Term obligations with more than sixty days to maturity are valued at current market value until the sixtieth day prior to maturity, and thereafter are valued on an amortized cost basis based on the value on such date.

The Money Market Fund values investments utilizing the amortized cost valuation technique permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, which requires the Fund to comply with certain conditions. This technique involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are recognized on the specific identification basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded as soon as reliable information is available from the Trust's sources. All premium and discount amortization/accretions are determined by the effective yield method.

Foreign Currency Translation and Foreign Currency Exchange Contracts

The books and records of the Funds are maintained in U.S. dollars. All assets and liabilities of a Fund that are initially expressed in foreign currencies are translated into U.S. dollars each business day using the current exchange rates determined prior to the close of the NYSE. Purchases and sales of foreign securities and income and expenses relating to the foreign securities are converted into U.S. dollars based upon currency exchange rates prevailing on the respective date of such transactions. Gains and losses attributable to changes in foreign currency exchange rates are included for finan-

--------------------------------------------------------------------------------

cial statement purposes in the net realized gains and losses on investments and foreign currency transactions.

A forward foreign currency exchange contract ("forward contract") is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The International Fund generally enters into forward contracts as a hedge in connection with the purchase or sale of a security denominated in a foreign currency. Forward contracts are valued daily based on the effective exchange rate and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction. Risks of entering into forward contracts include the potential inability of the counter party to meet the terms of the contract, and the Fund giving up opportunity for profit.

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the imposition of unfavorable foreign governmental laws and regulations.

Futures

A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. Such unrealized gains and losses are included in the caption "Accumulated net unrealized appreciation (depreciation) on investment futures, foreign currency transactions, and forward currency contracts" in the Statement of Assets and Liabilities. A fund agrees to receive from or pay to the broker an amount of "variation margin" which is included as a payable or receivable in the Statement of Assets and Liabilities. When the futures contract is closed, the fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The International Fund has entered into futures contracts to hedge a portion of its portfolio.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-date. Each Fund, with the exception of the Money Market Fund and the Managed Bond Fund declare and pay dividends arising from net investment income gains on an annual basis. Dividends from net investment income are declared and paid daily by the Money Market Fund, and declared and paid monthly by the Managed Bond Fund. Distributions from net realized capital gains, if any, are declared and paid on an annual basis, for each of the Funds.

The amount of distributions from net investment income and net realized capital gains, if any, are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Key differences include the treatment of short-term capital gains, the deferral of post october losses, wash sales, and the treatment of foreign currencies. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Repurchase Agreements

Under a repurchase agreement a Fund may acquire securities from financial institutions, subject to the sellers agreement to repurchase such securities at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is

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

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outstanding. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. It is the policy of the Funds to value the underlying collateral daily on a mark to market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. If the counter party to the agreement defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines or incur disposition costs in liquidating the collateral.

Use of Estimates

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets and liabilities to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

2. INVESTMENT MANAGEMENT AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into a Management Agreement with Bank of America National Trust and Savings Association ("Manager") which provides that the Manager will furnish each Fund with investment advisory and administrative services. The Manager receives a fee computed daily and paid monthly based on annual rates of 0.22%, 0.37%, 0.48%, 0.53%, 0.53%, 0.61%, and 0.66% of the average daily net assets of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

The Manager has engaged Scudder Kemper Investments, Inc. and Wellington Management Company, LLP to serve as sub-advisors for the Managed Bond Fund and International Fund, respectively. The sub-advisors receive a fee from the Manager computed daily and paid monthly based on an annual rate of 0.20% and 0.40% of the average daily net assets of the Managed Bond Fund and International Fund, respectively.

The Management Agreement provides that the Manager will reimburse each Fund to prevent its expenses from exceeding a specific percentage limit. During the period ended June 30, 1999, the Manager reimbursed all of the Funds for expenses pursuant to those provisions.

The Manager and Pacific Life have jointly agreed to waive fees and reimburse Fund expenses, excluding interest, taxes, brokerage, and other portfolio transactions costs, so that the expenses will not exceed 0.60%, 0.75%, 0.87%, 0.94%, 0.94%, 1.03%, and 1.24% of the average net assets on annual basis of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

PNC Bank, N.A. ("PNC Bank") serves as custodian for the Funds. As custodian of the Trust's assets, PNC Bank performs a variety of custodial services including maintaining a separate account for each Fund, holding and disbursing portfolio securities, receiving and disbursing money, and collecting income and other payments and distributions on account of the portfolio securities.

PFPC, Inc. ("PFPC") serves as accounting agent for the Funds. Under the Sub-Administration and Accounting Services Agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend distribution calculation, and disbursing services with respect to the Trust. PNC Bank and PFPC are affiliates of PNC Bank Corp.

Pacific Life is the transfer agent for the Trust and also provides shareholder support services.

Certain officers and/or Trustees of the Trust are also officers and/or directors of the sub-administrator and accounting agent. During the period ended June 30, 1999, the Trust made no direct payments to its officers or Trustees, who were affiliates of the Manager.

3.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold, excluding short-term obligations, during the period ended June 30, 1999 were: $5,846,079 and $4,698,785 for Managed Bond Fund; $7,488,237 and $9,139,659 for Capital Income Fund; $11,546,360 and $10,924,918 for Blue Chip Fund; $7,572,073 and
$6,746,538 for Mid-Cap Equity Fund; $4,494,493 and $4,723,551 for Aggressive Growth Fund; and $6,987,876 and $7,630,896 for International Fund, respectively.

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

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4.  TAX MATTERS

It is the Trust's policy to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to distribute all of its taxable income, as well as any net realized gains, to its shareholders. Therefore, no federal income or excise tax provision has been made. Foreign taxes have been provided for on dividend and interest income earned on foreign investments in accordance with the applicable country's tax rates and, to the extent unrecoverable, are recorded as a reduction of investment income.

Tax Cost of Investments

At June 30, 1999, the net unrealized appreciation or depreciation based on the cost of investments for federal income tax purposes was as follows:

                             TAX          GROSS          GROSS       NET UNREALIZED
                           COST OF      UNREALIZED     UNREALIZED     APPRECIATION
                         INVESTMENTS   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                         -----------   ------------   ------------   --------------
Money Market Fund......  $ 6,598,782    $        0     $       0       $        0
Managed Bond Fund......   18,355,771        12,768      (343,249)        (330,481)
Capital Income Fund....   24,458,125     3,575,769      (740,631)       2,835,138
Blue Chip Fund.........   30,104,292     9,892,289      (650,223)       9,242,066
Mid-Cap Equity Fund....   14,140,312     3,122,176      (595,373)       2,526,803
Aggressive Growth
 Fund..................    9,662,453     1,835,775      (507,285)       1,328,490
International Fund.....   10,626,625     1,531,310      (275,604)       1,255,706

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


SEMI-ANNUAL REPORT

AS OF JUNE 30, 1999




PACIFIC INNOVATIONS TRUST








 PRESORTED
 STANDARD

U.S. POSTAGE
   PAID

PACIFIC LIFE










Pacific Life Insurance Company
Variable Annuity Department
P.O. Box 7187
Pasadena, California  91109-7187

ADDRESS SERVICE REQUESTED